UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	July 31, 2019

Date of reporting period:	August 1, 2018 — July 31, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam INVESTMENTS

Putnam Ultra Short Duration Income Fund*

Annual report
7 | 31 | 19

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PSDTX

Putnam Ultra
Short Duration
Income Fund

Annual report
7 | 31 | 19

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

September 10, 2019

Dear Fellow Shareholder:

If there is any lesson to be learned from constantly changing financial markets, it is the importance of positioning your investment portfolio for your long-term goals. We believe that one strategy is to diversify across different asset classes and investment approaches.

We also believe your mutual fund investment offers a number of advantages, including constant monitoring by experienced investment professionals who maintain a long-term perspective. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

Another key strategy, in our view, is seeking the counsel of a financial advisor. For over 80 years, Putnam has recognized the importance of professional investment advice. Your financial advisor can help in many ways, including defining and planning for goals such as retirement, evaluating the level of risk appropriate for you, and reviewing your investments on a regular basis and making adjustments as necessary.

As always, your fund’s Board of Trustees remains committed to protecting the interests of Putnam shareholders like you, and we thank you for investing with Putnam.

Putnam Ultra Short Duration Income Fund is designed for investors who seek a conservative risk profile and low volatility, along with income potential. Managed by a team of industry veterans, the fund offers a level of flexibility not necessarily available in other conservative investment options. Because the fund is not a money market fund, the managers can invest in a broader range of sectors and securities that may offer higher yields without taking on significantly more risk.

2 Ultra Short Duration Income Fund

A broader range of income opportunities

The fund can invest in a wider range of securities than is available to money market funds.

Investors should be aware of the differences between Putnam Ultra Short Duration Income Fund and money market funds before investing: Both seek to preserve capital and maintain liquidity. Money market funds generally focus on stability of principal, while Putnam Ultra Short Duration Income Fund seeks a balance of stability and income, which may result in increased volatility. Money market funds seek to maintain a net asset value (NAV) of $1.00 per share; the NAV of Putnam Ultra Short Duration Income Fund will fluctuate to reflect the market value of the portfolio. The fund’s fees and expenses differ from money market funds; see the prospectus for details. The fund can invest in more bond sectors than money market funds and, as a result, will be exposed to a larger number of risks. Neither money market funds nor this fund is insured or guaranteed by the FDIC or any other government agency, and investors can lose money in each.

Ultra Short Duration Income Fund 3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. See below and pages 9–11 for additional performance information. The fund had expense limitations during the period, without which returns would have been lower.

This comparison shows your fund’s performance in the context of broad market indexes for the 12 months ended 7/31/19. See above and pages 9–11 for additional fund performance information. Index descriptions can be found on page 16.

4 Ultra Short Duration Income Fund

Mike is Co-Head of Fixed Income. He has a B.A. from Cornell University. Mike joined Putnam in 1997 and has been in the investment industry since 1989.

Joanne has an M.B.A. from Northeastern University D’Amore-McKim School of Business and a B.S. from Westfield State College. She joined Putnam in 1995 and has been in the investment industry since 1992.

Emily has a B.A. in Mathematics from Williams College. She joined Putnam in 2012 and has been in the investment industry since 1999.

What was the market environment for the 12-month reporting period?

Global financial markets seesawed during the 12-month period. Investor appetite for relatively risky assets, such as stocks, continued to ebb and flow under pressure from a protracted trade battle between the United States and China, and growing fears that the dispute would accelerate a global economic slowdown. Risk-averse investors around the world flocked to the perceived safety of government bonds, such as U.S. Treasuries, amid trade tensions between the two economic superpowers. The flight to perceived safe havens saw U.S. Treasury yields tumble.

The U.S. Treasury yield curve has been flattening for some time. The yield on the benchmark 10-year note — widely used in setting borrowing costs for consumers and businesses worldwide — fell below 2% for the first time since November 2016 by the end of the reporting period. The two-year note yield, which often moves with expectations for Fed policy, also tumbled. The spread between the two-year yield and the 10-year yield, a popular gauge of the yield curve’s steepness, narrowed at the end of July 2019.

After raising rates four times in 2018, the Federal Reserve pivoted on interest-rate policy

Ultra Short Duration Income Fund 5

Allocations are shown as a percentage of the fund’s net assets as of 7/31/19. Cash and net other assets, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

The cash and net other assets category may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions.

in the beginning of 2019. In July, the central bank lowered short-term interest rates for the first time since 2008. The widely expected quarter-percentage-point rate cut came in response to slowing global economic growth and muted inflation. The Fed also ended its balance sheet reduction two months ahead of schedule. Fed Chairman Jerome Powell indicated the path of the policy rate will depend on future economic data. The outlook for U.S. growth remains mixed under the weight of the trade war with China, economic slowdowns in Europe and China, and fading stimulus from the tax cuts of 2017, in our view. Still, unemployment remains at multi-decade lows, inflation remains anchored, and we believe the likelihood of a recession in the near term is relatively low.

How did the fund perform? What strategies fueled this result?

The fund outperformed its benchmark, the ICE BofAML U.S. Treasury Bill Index, during the period. The fund returned 2.53% versus 2.41% for the ICE BofAML Bill Index for the 12 months ended July 31, 2019.

All sectors contributed to performance, reflecting the rally in risk assets in the first half of 2019 following the Fed’s pivot to a more accommodative stance. Bank holdings and securitized bonds, including short-term asset-backed securities and collateralized mortgage obligations, were the biggest drivers of performance. The fund continued to be primarily invested in corporate securities and commercial paper [CP], which provided positive carry. The financial industry typically makes up about half of the fund’s exposure. We invest in short-dated assets with maturities of 3.5 years or less, including corporate CP. Only a small portion of our CP exposure is in banks.

We lengthened the fund’s duration a bit during the period. Market expectations for multiple interest-rate cuts increased over the period

6 Ultra Short Duration Income Fund

due to dovish Fed commentary and investor caution surrounding trade uncertainty. As such, we expect the Fed to provide additional interest-rate cuts through the first half of 2020. However, we do not expect interest-rate risk to be a significant driver of returns and/or net asset value [NAV] movements in the fund.

Which strategies detracted from returns?

There were no major detractors this period. Some securitized assets marginally underperformed but had a negligible effect on relative results. Income was slightly higher in the portfolio year over year as floating-rate securities reset their coupons higher and the London Inter-bank Offered Rate (LIBOR) increased in the second half of 2018. With that said, LIBOR declined significantly during the first seven months of 2019, with 3-month LIBOR ending the period at 2.27%. While we strive to maintain a low-volatility NAV, it does fluctuate. The fund’s NAV per share experienced a three-penny fluctuation over the course of 12 months but ended unchanged year over year.

What is your outlook for fixed-income markets?

We believe global growth is cooling as the trade war between the United States and China continues to erode business investment, manufacturing activity, and investor confidence. The U.S. economy is also facing headwinds, in our view, and is widely expected to expand at a more moderate pace in 2019 compared with last year. The Fed expects 2.1% growth this year, down from the 2.3% it forecast

Credit qualities are shown as a percentage of the fund’s net assets as of 7/31/19. A bond rated BBB or higher (A-3/SP-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings may vary over time.

Cash and net other assets, if any, represent the market value weights of cash and derivatives and may show a negative market value as a result of the timing of trade versus settlement date transactions. The fund itself has not been rated by an independent rating agency.

Ultra Short Duration Income Fund 7

in December 2018. We believe inflationary pressures will also remain modest.

The Federal Open Market Committee [FOMC], the Fed’s policy arm, in their July 2019 statement indicated the central bank could cut rates again in the months ahead by saying that as it “contemplates the future path” of its policy rate, “it will continue to monitor the implications of incoming information for the economic outlook and will act as appropriate to sustain the expansion.” Powell described the July 2019 rate move as a mid-cycle adjustment to policy, or a so-called “insurance” cut. Central banks use this phrase to describe monetary policy easing intended to counter potential risks to the economic outlook.

We expect to see some volatility in fixed-income markets because of uncertainties related to the U.S.–China trade war and global growth. Washington and Beijing have imposed tariffs on billions of dollars’ worth of one another’s goods since the start of 2018, battering financial markets and souring business and consumer sentiment. The falling 10-year Treasury yield suggests to us that the U.S. economy isn’t humming along as strongly as previously believed. Treasury yields typically rise when investors are confident about the economic outlook.

At the same time, additional Treasury issuance — as the deficit widens and the government rebuilds cash balances — could add upward pressure on short-term yields, in our view. We believe that short-term debt continues to be an attractive investment option for investors seeking income with low volatility. We expect to keep the portfolio conservatively positioned both in terms of the interest-rate sensitivity and credit exposures due to the uncertain backdrop for trade, growth, and market movements.

Thank you all for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

8 Ultra Short Duration Income Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended July 31, 2019, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class N, R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 7/31/19

		Annual		Annual		Annual
	Life of fund	average	5 years	average	3 years	average	1 year
Class A (10/17/11)
Net asset value	8.57%	1.06%	6.41%	1.25%	5.40%	1.77%	2.53%
Class B (10/17/11)
Net asset value	5.27	0.66	4.34	0.85	4.25	1.40	2.13
Class C (10/17/11)
Net asset value	5.27	0.66	4.34	0.85	4.25	1.40	2.13
Class M (10/17/11)
Net asset value	8.05	1.00	6.15	1.20	5.24	1.72	2.48
Class N (11/1/18)
Before sales charge	7.46	0.93	5.74	1.12	5.04	1.65	2.49
After sales charge	5.85	0.73	4.15	0.82	3.46	1.14	0.95
Class R (10/17/11)
Net asset value	5.27	0.66	4.34	0.85	4.25	1.40	2.13
Class R6 (7/2/12)
Net asset value	9.54	1.18	6.97	1.36	5.74	1.88	2.64
Class Y (10/17/11)
Net asset value	9.50	1.17	6.94	1.35	5.71	1.87	2.63

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Class A,B,C,M,R,R6, and Y share classes do not carry an initial sales charge or a contingent deferred sales charge. After-sales-charge returns for class N shares reflect the deduction of the maximum 1.50% sales charge, levied at the time of purchase. Performance for class N shares prior to its inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge and the higher operating expenses of class N shares. Performance for class R6 shares prior to its inception is derived from the historical performance of class Y shares.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Ultra Short Duration Income Fund 9

Comparative index returns For periods ended 7/31/19

		Annual		Annual		Annual
	Life of fund	average	5 years	average	3 years	average	1 year
ICE BofAML U.S.
Treasury Bill Index	4.99%	0.63%	4.72%	0.93%	4.37%	1.43%	2.41%

Index results should be compared with fund performance at net asset value.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B, C, M, N, R, R6, and Y shares would have been valued at $10,527, $10,527, $10,805, $10,746 ($10,585 after sales charge), $10,527, $10,954, and $10,950, respectively.

10 Ultra Short Duration Income Fund

Fund price and distribution information For the 12-month period ended 7/31/19

Distributions	Class A	Class B	Class C	Class M	Class N		Class R	Class R6	Class Y
Number	12	12	12	12	9		12	12	12
Income	$0.249683	$0.209647	$0.209665	$0.244665	$0.181191		$0.209665	$0.260665	$0.259670
Capital gains
Long-term gains	0.000800	0.000800	0.000800	0.000800	0.000800		0.000800	0.000800	0.000800
Short-term gains	0.000800	0.000800	0.000800	0.000800	0.000800		0.000800	0.000800	0.000800
Total	$0.251283	$0.211247	$0.211265	$0.246265	$0.182791		$0.211265	$0.262265	$0.261270
	Net	Net	Net	Net	Before	After	Net	Net	Net
	asset	asset	asset	asset	sales	sales	asset	asset	asset
Share value	value	value	value	value	charge	charge	value	value	value
7/31/18	$10.05	$10.04	$10.04	$10.04	—	—	$10.04	$10.06	$10.06
11/1/18*	—	—	—	—	$10.03	$10.18	—	—	—
7/31/19	10.05	10.04	10.04	10.04	10.04	10.19	10.04	10.06	10.06
	Net	Net	Net	Net	Before	After	Net	Net	Net
Current rate	asset	asset	asset	asset	sales	sales	asset	asset	asset
(end of period)	value	value	value	value	charge	charge	value	value	value
Current dividend
rate[1]	2.51%	2.11%	2.11%	2.46%	2.36%	2.32%	2.11%	2.61%	2.60%
Current 30-day
SEC yield
(with expense
limitation)[2,3]	2.37	1.96	1.97	2.32	N/A	2.18	1.97	2.48	2.47
Current 30-day
SEC yield
(without expense
limitation)[3]	2.24	1.83	1.84	2.19	N/A	2.06	1.84	2.36	2.34

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class N shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (1.50% for class N shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

* Inception date of class N shares.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 For the period, the fund had an expense limitation, without which the yield would have been lower.

3 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

Ultra Short Duration Income Fund 11

Fund performance as of most recent calendar quarter Total return for periods ended 6/30/19

		Annual		Annual		Annual
	Life of fund	average	5 years	average	3 years	average	1 year
Class A (10/17/11)
Net asset value	8.34%	1.04%	6.22%	1.21%	5.35%	1.75%	2.50%
Class B (10/17/11)
Net asset value	5.08	0.65	4.15	0.82	4.10	1.35	2.10
Class C (10/17/11)
Net asset value	5.08	0.65	4.15	0.82	4.10	1.35	2.10
Class M (10/17/11)
Net asset value	7.82	0.98	5.96	1.16	5.20	1.70	2.45
Class N (11/1/18)
Before sales charge	7.24	0.91	5.55	1.09	4.99	1.64	2.45
After sales charge	5.64	0.71	3.96	0.78	3.42	1.13	0.92
Class R (10/17/11)
Net asset value	5.08	0.65	4.15	0.82	4.10	1.35	2.10
Class R6 (7/2/12)
Net asset value	9.30	1.16	6.78	1.32	5.58	1.83	2.61
Class Y (10/17/11)
Net asset value	9.26	1.16	6.74	1.31	5.66	1.85	2.60

See the discussion following the fund performance table on page 9 for information about the calculation of fund performance.

12 Ultra Short Duration Income Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class N	Class R	Class R6	Class Y
Net expenses for the fiscal
year ended 7/31/18*	0.40%	0.80%	0.80%	0.45%	0.55% #	0.80%	0.29%	0.30%
Total annual operating
expenses for the fiscal year
ended 7/31/18	0.54%	0.94%	0.94%	0.59%	0.69% #	0.94%	0.43%	0.44%
Annualized expense ratio
for the six-month period
ended 7/31/19†	0.40%	0.80%	0.80%	0.45%	0.55%	0.80%	0.29%	0.30%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 11/30/19.

† Expense ratios for each class are for the fund’s most recent fiscal half year. As a result of this, ratios may differ from expense ratios based on one-year data in the financial highlights.

# Other expenses are based on expenses of class A shares for the fund’s last fiscal year.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 2/1/19 to 7/31/19. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class N	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$2.00	$3.99	$3.99	$2.25	$2.75	$3.99	$1.45	$1.50
Ending value (after expenses)	$1,015.00	$1,013.00	$1,013.00	$1,013.80	$1,013.30	$1,013.00	$1,014.50	$1,015.50

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 7/31/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Ultra Short Duration Income Fund 13

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 7/31/19, use the following calculation method. To find the value of your investment on 2/1/19, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class N	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$2.01	$4.01	$4.01	$2.26	$2.76	$4.01	$1.45	$1.51
Ending value (after expenses)	$1,022.81	$1,020.83	$1,020.83	$1,022.56	$1,022.07	$1,020.83	$1,023.36	$1,023.31

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 7/31/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Consider these risks before investing

Putnam Ultra Short Duration Income Fund is not a money market fund. The effects of inflation may erode the value of your investment over time. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector.  These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. You can lose money by investing in the fund.

14 Ultra Short Duration Income Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of the class of shares by the number of outstanding shares in the class. After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase.

After-sales-charge performance figures shown here assume the 1.50% maximum sales charge for class N shares.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. Net asset values fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are not subject to an initial sales charge or a CDSC, except that a CDSC may apply to certain redemptions of class A shares obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge if the shares are redeemed within nine months of the original purchase. Exchange of your fund’s class A shares into another Putnam fund may involve an initial sales charge.

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge or a CDSC, except that a CDSC of 1.00% may apply to class C shares obtained in an exchange for class C shares of another Putnam fund if exchanged within one year of the original purchase date.

Class M shares are not subject to an initial sales charge or a CDSC. Exchange of your fund’s class M shares into another Putnam fund may involve an initial sales charge.

Class N shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge). There is a 1.50% maximum sales charge.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a

Ultra Short Duration Income Fund 15

percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

◦ Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

16 Ultra Short Duration Income Fund

Other information for shareholders

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of July 31, 2019, Putnam employees had approximately $478,000,000 and the Trustees had approximately $72,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

Ultra Short Duration Income Fund 17

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2019, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2019, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2019 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2019. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous

18 Ultra Short Duration Income Fund

years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2018. These expense limitations were: (i) a contractual expense limitation applicable to all open-end funds of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2018. Putnam Management and PSERV have agreed to maintain these expense limitations until at least November 30, 2020. In addition, Putnam Management contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.24% of its average net assets through at least November 30, 2020. During its fiscal year ending in 2018, your fund’s expenses were reduced as a result of this expense limitation. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the fifth quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2018. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2018 reflected

Ultra Short Duration Income Fund 19

the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, after a strong start to the year, 2018 was a mixed year for The Putnam Funds, with the Putnam open-end Funds’ performance, on an asset-weighted basis, ranking in the 54th percentile of their Lipper Inc. (“Lipper”) peers (excluding those Putnam funds that are evaluated based on their total returns versus selected investment benchmarks). The Trustees also noted that The Putnam Funds were ranked by the Barron’s/Lipper Fund Families survey as the 41st-best performing mutual fund complex out of 57 complexes for the one-year period ended December 31, 2018 and the 29th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2018. The Trustees observed that The Putnam Funds’ performance over the longer-term continued to be strong, ranking 6th out of 49 mutual fund complexes in the survey over the ten-year period ended 2018. In addition, the Trustees noted that 22 of the funds were four- or five-star rated by Morningstar Inc. at the end of 2018. They also noted, however, the disappointing investment

20 Ultra Short Duration Income Fund

performance of some funds for periods ended December 31, 2018 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered information about the fund’s total return, and your fund’s performance relative to its benchmark, for the one-year, three-year and five-year periods ended December 31, 2018. Over the one-year period, your fund’s class A share net return was positive and slightly trailed the return of its benchmark, and over the three-year and five-year periods, your fund’s class A share net return was positive and exceeded the return of its benchmark. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires in 2018 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

Ultra Short Duration Income Fund 21

Audited financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s audited financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

22 Ultra Short Duration Income Fund

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Putnam Funds Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Putnam Ultra Short Duration Income Fund (the “fund”, formerly known as the Putnam Short Duration Income Fund), a series of the Putnam Funds Trust, including the fund’s portfolio, as of July 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the fund as of July 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019, by correspondence with the custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Putnam investment companies since 1999.

Boston, Massachusetts
September 10, 2019

Ultra Short Duration Income Fund 23

The fund’s portfolio 7/31/19

	Principal
CORPORATE BONDS AND NOTES (54.7%)*	amount	Value
Banking (31.8%)
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.57%), 3.091%, 8/27/21 (Netherlands)	$51,500,000	$51,709,605
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.41%), 2.713%, 1/19/21 (Netherlands)	46,350,000	46,414,890
Australia & New Zealand Banking Group, Ltd. 144A sr.
unsec. FRN (BBA LIBOR USD 3 Month + 0.66%), 3.003%,
9/23/19 (Australia)	28,940,000	28,969,548
Australia & New Zealand Banking Group, Ltd. 144A sr.
unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%),
2.882%, 11/9/20 (Australia)	24,900,000	24,945,357
Australia & New Zealand Banking Group, Ltd. 144A
unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 3.02%,
8/19/20 (Australia)	28,950,000	29,054,723
Australia & New Zealand Banking Group, Ltd. 144A
unsec. FRN (BBA LIBOR USD 3 Month + 0.46%), 2.985%,
5/17/21 (Australia)	14,625,000	14,671,997
Bank of America Corp. sr. unsec. FRN Ser. MTN, (BBA
LIBOR USD 3 Month + 0.65%), 2.969%, 10/1/21	22,570,000	22,654,660
Bank of America Corp. sr. unsec. sub. FRN (BBA LIBOR
USD 3 Month + 0.38%), 2.639%, 1/23/22	39,485,000	39,447,975
Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN,
(BBA LIBOR USD 3 Month + 1.42%), 3.723%, 4/19/21	28,683,000	29,213,256
Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN,
(BBA LIBOR USD 3 Month + 0.66%), 2.938%, 7/21/21	24,280,000	24,360,075
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN,
(BBA LIBOR USD 3 Month + 0.65%), 2.999%, 6/25/22	48,475,000	48,670,984
Bank of Montreal sr. unsec. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.40%), 2.678%, 1/22/21 (Canada)	28,000,000	28,073,584
Bank of Montreal sr. unsec. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.34%), 2.643%, 7/13/20 (Canada)	24,944,000	25,004,364
Bank of Montreal sr. unsec. unsub. FRN Ser. D, (BBA
LIBOR USD 3 Month + 0.46%), 2.763%, 4/13/21 (Canada)	11,600,000	11,645,321
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA
LIBOR USD 3 Month + 0.79%), 3.311%, 8/27/21 (Canada)	7,500,000	7,582,402
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA
LIBOR USD 3 Month + 0.57%), 2.903%, 3/26/22 (Canada)	57,966,000	58,224,727
Bank of New York Mellon (The) sr. unsec. FRN Ser. BKNT,
(BBA LIBOR USD 3 Month + 0.30%), 2.803%, 12/4/20	16,000,000	16,015,359
Bank of New York Mellon (The) sr. unsec. unsub.
FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.28%),
2.783%, 6/4/21	52,000,000	52,043,191
Bank of New York Mellon Corp. (The) sr. unsec. unsub.
FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.87%),
3.395%, 8/17/20	22,600,000	22,795,261
Banque Federative du Credit Mutuel SA 144A sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.73%), 3.008%,
7/20/22 (France)	17,350,000	17,418,706
Banque Federative du Credit Mutuel SA 144A sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 2.768%,
7/20/20 (France)	73,900,000	74,126,904

24 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (54.7%)* cont.	amount	Value
Banking cont.
Barclays Bank PLC sr. unsec. unsub. FRN Ser. GMTN,
(BBA LIBOR USD 3 Month + 0.65%), 3.215%, 8/7/20
(United Kingdom)	$25,500,000	$25,540,588
Barclays PLC sr. unsec. unsub. notes 2.472%, 11/8/19
(United Kingdom)	35,095,000	35,061,766
BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.72%), 3.018%, 1/15/20	20,957,000	21,005,865
BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.57%), 2.98%, 6/15/20	34,740,000	34,848,376
BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.22%), 2.473%, 2/1/21	37,845,000	37,787,728
BNP Paribas SA sr. unsec. notes 2.375%,
5/21/20 (France)	27,147,000	27,190,001
BPCE SA 144A sr. unsec. notes 3.145%, 7/31/20 (France)	33,000,000	33,220,580
Branch Banking & Trust Co. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.45%), 2.753%, 1/15/20	10,000,000	10,013,230
Canadian Imperial Bank of Commerce sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 3.13%,
6/16/22 (Canada)	6,300,000	6,364,890
Canadian Imperial Bank of Commerce sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.581%,
2/2/21 (Canada)	27,300,000	27,329,621
Capital One NA sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.77%), 3.215%, 9/13/19	45,560,000	45,587,323
Capital One NA sr. unsec. notes 2.905%, 9/5/19	23,000,000	22,999,849
Capital One NA sr. unsec. notes Ser. BKNT,
2.978%, 9/13/19	27,940,000	27,917,201
Citibank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.60%), 3.123%, 5/20/22	23,000,000	23,047,840
Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 1.31%), 3.577%, 10/26/20	18,205,000	18,444,256
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.38%), 3.71%, 3/30/21	60,863,000	61,849,589
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.07%), 3.523%, 12/8/21	17,965,000	18,186,616
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.19%), 3.456%, 8/2/21	28,093,000	28,479,644
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.96%), 3.236%, 4/25/22	28,085,000	28,343,514
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.81%), 3.331%, 5/26/22	4,960,000	4,979,123
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.72%), 3.248%, 2/14/22	43,000,000	43,146,631
Citizens Bank NA sr. unsec. notes Ser. BKNT,
2.399%, 5/26/20	6,500,000	6,483,971
Citizens Bank NA/Providence RI sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.54%), 3.06%, 3/2/20	37,900,000	37,959,544
Citizens Bank NA/Providence RI sr. unsec. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.57%),
3.091%, 5/26/20	49,176,000	49,329,842

Ultra Short Duration Income Fund 25

	Principal
CORPORATE BONDS AND NOTES (54.7%)* cont.	amount	Value
Banking cont.
Commonwealth Bank of Australia 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.64%), 3.205%,
11/7/19 (Australia)	$19,627,000	$19,655,705
Commonwealth Bank of Australia 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.45%), 2.901%,
3/10/20 (Australia)	14,900,000	14,934,665
Commonwealth Bank of Australia 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.40%), 2.802%,
9/18/20 (Australia)	19,600,000	19,662,088
Compass Bank sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.73%), 3.181%, 6/11/21	42,600,000	42,655,152
Compass Bank sr. unsec. unsub. notes Ser. BKNT,
2.854%, 9/29/19	11,731,000	11,731,117
Cooperative Rabobank UA sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.83%), 3.168%, 1/10/22 (Netherlands)	29,100,000	29,410,049
Cooperative Rabobank UA sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.43%), 2.697%, 4/26/21 (Netherlands)	25,370,000	25,450,599
Cooperative Rabobank UA sr. unsec. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.51%), 3.072%,
8/9/19 (Netherlands)	48,300,000	48,306,664
Credit Agricole Corporate & Investment Bank
SA company guaranty sr. unsec. FRN Ser. MTN, (BBA
LIBOR USD 3 Month + 0.63%), 2.957%, 10/3/21 (France)	15,345,000	15,388,014
Credit Agricole Corporate & Investment Bank SA 144A
company guaranty sr. unsec. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.40%), 2.976%, 5/3/21 (France)	47,000,000	46,999,995
Credit Agricole SA/London 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 1.18%), 3.499%, 7/1/21
(United Kingdom)	51,180,000	51,888,280
Credit Agricole SA/London 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.97%), 3.423%, 6/10/20
(United Kingdom)	26,005,000	26,192,964
Credit Suisse AG unsec. sub. notes 3.236%, 1/14/20	22,833,000	23,122,112
Credit Suisse AG/New York, NY sr. unsec. notes
5.30%, 8/13/19	67,967,000	68,027,468
Credit Suisse Group Funding Guernsey, Ltd. company
guaranty sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 2.29%), 4.59%, 4/16/21 (United Kingdom)	69,194,000	71,288,779
Credit Suisse Group Funding Guernsey, Ltd. 144A
company guaranty sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 2.29%), 4.59%, 4/16/21
(United Kingdom)	1,750,000	1,801,957
Danske Bank A/S 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.58%), 3.054%, 9/6/19 (Denmark)	40,141,000	40,152,835
Danske Bank A/S 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.51%), 3.03%, 3/2/20 (Denmark)	25,200,000	25,196,171
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 1.07%), 3.59%, 6/2/21 (Norway)	7,000,000	7,085,539
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.37%), 2.69%, 10/2/20 (Norway)	69,605,000	69,748,261
Fifth Third Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.44%), 2.707%, 7/26/21	24,800,000	24,839,762

26 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (54.7%)* cont.	amount	Value
Banking cont.
Fifth Third Bank sr. unsec. notes Ser. BKNT,
2.847%, 9/27/19	$38,135,000	$38,095,115
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.59%), 2.901%, 9/27/19	23,335,000	23,354,415
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.25%),
2.516%, 10/30/20	31,105,000	31,121,175
First Niagara Financial Group, Inc. sr. unsec. unsub.
notes 2.834%, 3/19/20	27,973,000	28,698,070
HSBC Holdings PLC sr. unsec. FRN (BBA LIBOR USD
3 Month + 2.24%), 4.693%, 3/8/21 (United Kingdom)	29,239,000	30,080,343
HSBC Holdings PLC sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 1.66%), 4.181%, 5/25/21
(United Kingdom)	27,346,000	27,927,382
HSBC Holdings PLC sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.60%), 3.12%, 5/18/21 (United Kingdom)	28,000,000	28,034,832
HSBC USA, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.61%), 3.145%, 11/13/19	13,350,000	13,368,994
Huntington National Bank (The) sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.51%), 2.963%, 3/10/20	41,500,000	41,605,340
Huntington National Bank (The) sr. unsec. notes
2.375%, 3/10/20	68,200,000	68,177,360
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.97%), 3.495%, 8/17/20 (Netherlands)	11,350,000	11,441,629
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.88%), 3.398%, 8/15/21 (Netherlands)	25,429,000	25,694,823
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.61%), 3.128%, 8/15/19 (Netherlands)	8,000,000	8,001,680
ING Bank NV 144A sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.69%), 3.009%, 10/1/19 (Netherlands)	14,455,000	14,470,163
ING Groep NV sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.15%), 3.48%, 3/29/22 (Netherlands)	49,410,000	50,082,198
JPMorgan Chase & Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.61%), 3.012%, 6/18/22	25,797,000	25,862,679
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 1.48%), 4.00%, 3/1/21	25,327,000	25,745,655
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 1.21%), 3.461%, 10/29/20	16,152,000	16,321,968
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.96%), 3.214%, 1/23/20	23,528,000	23,631,241
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.68%), 3.20%, 6/1/21	26,160,000	26,240,599
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.55%), 3.003%, 3/9/21	22,842,000	22,867,485
JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT,
(BBA LIBOR USD 3 Month + 0.34%), 2.607%, 4/26/21	14,750,000	14,759,453
JPMorgan Chase Bank NA sr. unsec. unsub. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.29%),
2.543%, 2/1/21	6,000,000	6,006,240
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.81%), 3.333%, 11/22/21	6,090,000	6,141,488

Ultra Short Duration Income Fund 27

	Principal
CORPORATE BONDS AND NOTES (54.7%)* cont.	amount	Value
Banking cont.
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.66%), 2.913%, 2/1/22	$40,000,000	$40,188,131
KeyBank NA sr. unsec. notes Ser. BKNT,
2.593%, 12/15/19	7,250,000	7,250,657
KeyBank NA sr. unsec. unsub. notes Ser. BKNT,
2.832%, 8/22/19	45,122,000	45,099,536
Lloyds Bank PLC company guaranty sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.49%), 3.055%, 5/7/21
(United Kingdom)	65,400,000	65,386,070
Lloyds Banking Group PLC sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.80%), 3.186%, 6/21/21
(United Kingdom)	12,565,000	12,599,515
Manufacturers & Traders Trust Co. sr. unsec. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.27%),
2.546%, 1/25/21	63,120,000	62,915,996
Manufacturers & Traders Trust Co. unsec. sub
FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.64%),
3.16%, 12/1/21	13,270,000	13,252,882
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.65%), 2.917%, 7/26/21 (Japan)	45,366,000	45,515,986
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 1.88%), 4.40%,
3/1/21 (Japan)	8,429,000	8,619,226
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 1.06%), 3.51%,
9/13/21 (Japan)	48,955,000	49,515,019
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.92%), 3.443%,
2/22/22 (Japan)	13,818,000	13,925,891
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.79%), 3.066%,
7/25/22 (Japan)	14,300,000	14,371,314
Mitsubishi UFJ Trust & Banking Corp. 144A sr. unsec.
unsub. notes 2.429%, 10/19/20 (Japan)	4,000,000	4,010,798
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.94%), 3.461%, 2/28/22 (Japan)	58,690,000	59,152,184
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 1.14%), 3.59%, 9/13/21 (Japan)	45,705,000	46,263,671
Mizuho Financial Group, Inc. 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 1.48%), 3.82%, 4/12/21 (Japan)	13,200,000	13,424,798
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.71%), 3.275%, 11/4/21 (Australia)	27,500,000	27,717,388
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.69%), 3.141%, 12/9/19 (Australia)	2,600,000	2,606,174
National Australia Bank, Ltd. 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.51%), 3.033%,
5/22/20 (Australia)	25,700,000	25,799,947
National Australia Bank, Ltd. 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.58%), 2.967%,
9/20/21 (Australia)	28,200,000	28,347,204

28 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (54.7%)* cont.	amount	Value
Banking cont.
National Australia Bank, Ltd. 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.59%), 2.928%,
1/10/20 (Australia)	$17,750,000	$17,791,248
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.35%), 2.69%, 1/12/21 (Australia)	27,900,000	27,964,254
National Bank of Canada company guaranty sr. unsec.
FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.56%),
2.996%, 6/12/20 (Canada)	21,023,000	21,102,251
National Bank of Canada sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.33%), 2.906%, 11/2/20 (Canada)	18,700,000	18,724,329
National Bank of Canada 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.40%), 2.786%, 3/21/21 (Canada)	6,250,000	6,256,212
Nationwide Building Society 144A sr. unsec. unsub.
notes 2.863%, 1/21/20 (United Kingdom)	16,000,000	15,977,197
Nordea Bank ABP 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.99%), 3.511%, 5/27/21 (Finland)	8,353,000	8,457,905
Nordea Bank ABP 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.47%), 2.995%, 5/29/20 (Finland)	51,875,000	52,043,179
PNC Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.25%), 2.528%, 1/22/21	28,970,000	28,994,846
PNC Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.36%), 2.88%, 5/19/20	9,652,000	9,672,464
PNC Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.35%), 2.786%, 3/12/21	46,300,000	46,352,226
PNC Bank NA sr. unsec. notes Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.31%), 2.763%, 6/10/21	28,000,000	28,025,480
PNC Bank NA sr. unsec. unsub. FRN Ser. BKNT, (BBA
LIBOR USD 3 Month + 0.45%), 2.709%, 7/22/22	49,120,000	49,148,097
Regions Bank sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.38%), 2.699%, 4/1/21	35,385,000	35,323,572
Regions Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.50%), 3.035%, 8/13/21	67,026,000	67,009,275
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (BBA
LIBOR USD 3 Month + 0.38%), 2.90%, 3/2/20 (Canada)	20,000,000	20,041,240
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (BBA
LIBOR USD 3 Month + 0.30%), 2.578%, 7/22/20 (Canada)	17,300,000	17,339,977
Royal Bank of Canada sr. unsec. FRN Ser. MTN, (BBA
LIBOR USD 3 Month + 0.40%), 2.676%, 1/25/21 (Canada)	28,000,000	28,074,188
Royal Bank of Canada sr. unsec. unsub. FRN
Ser. GMTN, (BBA LIBOR USD 3 Month + 0.47%), 2.726%,
4/29/22 (Canada)	18,200,000	18,239,392
Royal Bank of Canada sr. unsec. unsub. FRN
Ser. GMTN, (BBA LIBOR USD 3 Month + 0.39%), 2.656%,
4/30/21 (Canada)	35,750,000	35,842,450
Royal Bank of Scotland Group PLC sr. unsec. unsub.
notes 1.047%, 10/21/19 (United Kingdom)	13,210,000	13,318,494
Santander Holdings USA, Inc. sr. unsec. unsub. notes
0.974%, 4/17/20	31,100,000	31,095,299
Santander UK PLC sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.62%), 3.14%, 6/1/21 (United Kingdom)	64,370,000	64,469,211

Ultra Short Duration Income Fund 29

	Principal
CORPORATE BONDS AND NOTES (54.7%)* cont.	amount	Value
Banking cont.
Santander UK PLC sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.30%), 2.876%, 11/3/20
(United Kingdom)	$18,328,000	$18,328,553
Santander UK PLC sr. unsec. unsub. notes 2.964%,
9/10/19 (United Kingdom)	25,500,000	25,496,443
Skandinaviska Enskilda Banken AB 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.57%), 3.02%,
9/13/19 (Sweden)	45,200,000	45,234,081
Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.43%), 2.955%,
5/17/21 (Sweden)	52,250,000	52,415,115
Standard Chartered PLC 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 1.13%), 3.65%, 8/19/19
(United Kingdom)	39,000,000	39,021,278
Standard Chartered PLC 144A sr. unsec. unsub. notes
2.10%, 8/19/19 (United Kingdom)	53,250,000	53,236,688
Standard Chartered PLC 144A sr. unsec. unsub. notes
2.87%, 9/8/19 (United Kingdom)	2,300,000	2,299,632
State Street Corp. sr. unsec. unsub. notes
3.053%, 8/18/20	39,773,000	39,874,064
Sumitomo Mitsui Banking Corp. company guaranty sr.
unsec. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.653%,
1/17/20 (Japan)	11,556,000	11,570,159
Sumitomo Mitsui Financial Group, Inc. sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 1.68%), 4.133%,
3/9/21 (Japan)	8,460,000	8,635,431
Sumitomo Mitsui Financial Group, Inc. sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 1.14%), 3.443%,
10/19/21 (Japan)	41,774,000	42,358,069
Sumitomo Mitsui Financial Group, Inc. sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.97%), 3.311%,
1/11/22 (Japan)	25,439,000	25,691,457
Sumitomo Mitsui Financial Group, Inc. sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.78%), 3.12%,
7/12/22 (Japan)	10,614,000	10,653,167
SunTrust Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.59%), 2.856%, 8/2/22	2,527,000	2,531,813
SunTrust Bank sr. unsec. notes Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.50%), 2.767%, 10/26/21	39,050,000	39,102,718
SunTrust Bank sr. unsec. unsub. FRN Ser. BKNT, (BBA
LIBOR USD 3 Month + 0.59%), 3.115%, 5/17/22	36,600,000	36,683,771
SunTrust Bank sr. unsec. unsub. FRN Ser. BKNT,
2.59%, 1/29/21	19,666,000	19,674,286
SunTrust Bank/Atlanta, GA sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.53%), 2.786%, 1/31/20	28,550,000	28,594,324
Svenska Handelsbanken AB company guaranty sr.
unsec. FRN (BBA LIBOR USD 3 Month + 0.47%), 2.995%,
5/24/21 (Sweden)	53,242,000	53,490,281
Svenska Handelsbanken AB company guaranty sr.
unsec. FRN (BBA LIBOR USD 3 Month + 0.36%), 2.813%,
9/8/20 (Sweden)	15,000,000	15,040,998

30 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (54.7%)* cont.	amount	Value
Banking cont.
Svenska Handelsbanken AB company guaranty sr.
unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month
+ 1.15%), 3.469%, 3/30/21 (Sweden)	$23,400,000	$23,756,289
Svenska Handelsbanken AB company guaranty sr.
unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month
+ 0.49%), 2.964%, 9/6/19 (Sweden)	6,000,000	6,003,809
Svenska Handelsbanken AB company guaranty sr.
unsec. notes Ser. BKNT, 3.001%, 9/6/19 (Sweden)	14,600,000	14,587,955
Swedbank AB 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.70%), 3.128%, 3/14/22 (Sweden)	9,300,000	9,247,897
Toronto-Dominion Bank (The) sr. unsec. FRN
Ser. GMTN, (BBA LIBOR USD 3 Month + 0.24%), 2.516%,
1/25/21 (Canada)	28,500,000	28,522,327
Toronto-Dominion Bank (The) sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.90%), 3.203%,
7/13/21 (Canada)	1,001,000	1,014,536
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN
Ser. GMTN, (BBA LIBOR USD 3 Month + 0.93%), 3.358%,
12/14/20 (Canada)	1,700,000	1,717,221
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN
Ser. GMTN, (BBA LIBOR USD 3 Month + 0.26%), 2.67%,
9/17/20 (Canada)	17,600,000	17,632,542
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN
Ser. MTN, (BBA LIBOR USD 3 Month + 1.00%), 3.303%,
4/7/21 (Canada)	26,000,000	26,350,038
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN
Ser. MTN, (BBA LIBOR USD 3 Month + 0.56%), 3.125%,
11/5/19 (Canada)	7,300,000	7,310,392
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN
Ser. MTN, (BBA LIBOR USD 3 Month + 0.43%), 2.881%,
6/11/21 (Canada)	38,200,000	38,369,567
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN
Ser. MTN, 2.75%, 7/22/22 (Canada)	42,000,000	41,752,717
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.44%), 2.964%, 5/23/22	45,000,000	45,065,008
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.38%), 2.905%, 11/16/21	10,200,000	10,212,883
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.29%), 2.812%, 5/21/21	57,880,000	57,878,206
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.32%), 2.587%, 4/26/21	38,700,000	38,766,254
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.14%), 2.399%, 10/23/20	2,420,000	2,420,283
UBS AG/London 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.58%), 3.031%, 6/8/20 (United Kingdom)	33,323,000	33,448,561
UBS AG/London 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.48%), 3.00%, 12/1/20 (United Kingdom)	31,918,000	32,015,988
UBS Group Funding (Switzerland) AG 144A company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 1.53%), 3.783%, 2/1/22 (Switzerland)	29,910,000	30,619,286

Ultra Short Duration Income Fund 31

	Principal
CORPORATE BONDS AND NOTES (54.7%)* cont.	amount	Value
Banking cont.
UBS Group Funding (Switzerland) AG 144A company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 1.44%), 3.783%, 9/24/20 (Switzerland)	$28,900,000	$29,335,263
UBS Group Funding (Switzerland) AG 144A company
guaranty sr. unsec. notes (BBA LIBOR USD 3 Month
+ 1.78%), 4.083%, 4/14/21 (Switzerland)	35,554,000	36,365,728
US Bancorp sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.64%), 2.923%, 1/24/22	13,507,000	13,583,042
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.93%), 3.465%, 2/11/22	26,035,000	26,202,665
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.34%), 3.843%, 3/4/21	33,686,000	34,220,260
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.03%), 3.292%, 7/26/21	14,417,000	14,585,496
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (BBA
LIBOR USD 3 Month + 0.88%), 3.158%, 7/22/20	6,012,000	6,051,842
Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN, (BBA
LIBOR USD 3 Month + 1.01%), 3.482%, 12/7/20	5,772,000	5,832,111
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA
LIBOR USD 3 Month + 0.62%), 3.141%, 5/27/22	18,400,000	18,457,316
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA
LIBOR USD 3 Month + 0.51%), 2.788%, 10/22/21	35,700,000	35,793,361
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA
LIBOR USD 3 Month + 0.50%), 2.759%, 7/23/21	23,700,000	23,738,939
Westpac Banking Corp. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.85%), 3.191%,
1/11/22 (Australia)	21,400,000	21,666,421
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.56%), 3.08%, 8/19/19 (Australia)	12,950,000	12,954,489
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.43%), 2.904%, 3/6/20 (Australia)	14,900,000	14,936,617
Westpac Banking Corp. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.28%), 2.798%,
5/15/20 (Australia)	14,300,000	14,326,843
Westpac Banking Corp. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.34%), 2.616%,
1/25/21 (Australia)	23,450,000	23,495,259
		5,254,823,892
Basic materials (0.3%)
DuPont de Nemours, Inc. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.71%), 3.228%, 11/15/20	18,920,000	19,028,778
Nutrien, Ltd. sr. unsec. notes 4.875%, 3/30/20 (Canada)	18,500,000	18,764,742
Sherwin-Williams Co. (The) sr. unsec. unsub. notes
2.25%, 5/15/20	7,321,000	7,308,209
		45,101,729
Capital goods (0.4%)
Honeywell International, Inc. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.37%), 2.636%, 8/8/22	28,000,000	28,016,484
John Deere Capital Corp. sr. unsec. unsub. FRN
Ser. MTN, (BBA LIBOR USD 3 Month + 0.29%),
2.596%, 10/9/19	10,000,000	10,004,656
United Technologies Corp. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.35%), 2.603%, 11/1/19	24,500,000	24,516,616
		62,537,756

32 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (54.7%)* cont.	amount	Value
Communication services (2.0%)
American Tower Corp. sr. unsec. notes 2.80%, 6/1/20 R	$28,767,000	$28,817,116
AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.75%), 3.27%, 6/1/21	39,446,000	39,630,453
AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.95%), 3.253%, 7/15/21	49,735,000	50,198,282
AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.65%), 2.953%, 1/15/20	24,696,000	24,747,615
Comcast Corp. company guaranty sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.33%), 2.649%, 10/1/20	42,517,000	42,588,091
Deutsche Telekom International Finance BV 144A
company guaranty sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.58%), 2.883%, 1/17/20 (Netherlands)	22,550,000	22,575,878
Deutsche Telekom International Finance
BV 144A company guaranty sr. unsec. notes 2.656%,
1/17/20 (Netherlands)	4,190,000	4,181,690
Deutsche Telekom International Finance BV 144A
company guaranty sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.45%), 2.869%, 9/19/19 (Netherlands)	20,795,000	20,806,021
NBCUniversal Enterprise, Inc. 144A company guaranty
sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%),
2.719%, 4/1/21	83,500,000	83,776,385
Verizon Communications, Inc. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 1.00%), 3.41%, 3/16/22	10,300,000	10,459,537
Verizon Communications, Inc. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.55%), 3.073%, 5/22/20	4,200,000	4,213,243
Verizon Communications, Inc. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.37%), 2.888%, 8/15/19	80,000	80,015
		332,074,326
Conglomerates (0.5%)
Siemens Financieringsmaatschappij NV 144A company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.61%), 3.02%, 3/16/22 (Netherlands)	37,850,000	38,060,365
Siemens Financieringsmaatschappij NV 144A company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.32%), 2.77%, 9/13/19 (Netherlands)	15,000,000	15,008,445
Siemens Financieringsmaatschappij NV 144A company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.34%), 2.75%, 3/16/20 (Netherlands)	25,150,000	25,195,708
		78,264,518
Consumer cyclicals (1.7%)
Alimentation Couche-Tard, Inc. 144A company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.50%), 2.95%, 12/13/19 (Canada)	28,983,000	28,987,990
Amazon.com, Inc. sr. unsec. notes 1.173%, 8/21/20	19,900,000	19,842,209
BMW US Capital, LLC 144A company guaranty sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.50%), 3.035%, 8/13/21	20,406,000	20,459,056
BMW US Capital, LLC 144A company guaranty sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.37%), 2.898%, 8/14/20	18,500,000	18,545,933
BMW US Capital, LLC 144A company guaranty sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.41%), 2.82%, 9/13/19	8,800,000	8,804,851
BMW US Capital, LLC 144A company guaranty sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.41%), 2.75%, 4/12/21	19,000,000	19,027,645

Ultra Short Duration Income Fund 33

	Principal
CORPORATE BONDS AND NOTES (54.7%)* cont.	amount	Value
Consumer cyclicals cont.
BMW US Capital, LLC 144A company guaranty sr.
unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.38%),
2.683%, 4/6/20	$9,800,000	$9,817,214
Discovery Communications, LLC company guaranty sr.
unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.71%),
3.097%, 9/20/19	5,200,000	5,204,212
General Motors Financial Co., Inc. company guaranty
sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.27%),
3.583%, 10/4/19	7,950,000	7,962,425
Marriott International, Inc. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.65%), 3.103%, 3/8/21	16,850,000	16,925,994
Marriott International, Inc. sr. unsec. FRN Ser. Y, (BBA
LIBOR USD 3 Month + 0.60%), 3.12%, 12/1/20	5,400,000	5,417,335
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.52%), 2.97%, 9/13/19	15,000,000	15,008,730
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.58%), 2.883%, 1/13/20	10,250,000	10,265,156
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.39%), 2.72%, 9/28/20	11,900,000	11,903,171
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.39%), 2.693%, 7/13/20	29,800,000	29,819,072
S&P Global, Inc. company guaranty sr. unsec. unsub.
notes 3.30%, 8/14/20	13,270,000	13,382,449
Vulcan Materials Co. sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.65%), 3.17%, 3/1/21	35,938,000	35,980,262
		277,353,704
Consumer finance (1.4%)
American Express Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.60%), 3.165%, 11/5/21	19,200,000	19,290,771
American Express Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.33%), 2.596%, 10/30/20	37,100,000	37,156,257
American Express Co. sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.62%), 3.14%, 5/20/22	36,700,000	36,831,721
American Express Co. sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.53%), 3.05%, 5/17/21	9,500,000	9,525,459
American Express Credit Corp. sr. unsec. unsub.
FRN Ser. F, (BBA LIBOR USD 3 Month + 1.05%),
3.478%, 9/14/20	20,900,000	21,093,175
American Express Credit Corp. sr. unsec. unsub.
FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.49%),
3.008%, 8/15/19	1,900,000	1,900,461
American Express Credit Corp. sr. unsec. unsub.
FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.43%),
2.95%, 3/3/20	7,800,000	7,813,258
American Express Credit Corp. sr. unsec. unsub.
FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.57%),
2.836%, 10/30/19	6,200,000	6,204,706
American Honda Finance Corp. sr. unsec. unsub.
FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.34%),
2.868%, 2/14/20	14,700,000	14,721,962
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.95%), 3.47%, 6/1/21	36,800,000	37,006,259

34 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (54.7%)* cont.	amount	Value
Consumer finance cont.
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.67%), 2.936%, 7/30/21	$16,960,000	$16,958,548
Capital One Financial Corp. sr. unsec. unsub. notes
2.756%, 5/12/20	18,900,000	18,894,352
		227,396,929
Consumer staples (1.6%)
Anheuser-Busch InBev Finance, Inc. company guaranty
sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.26%),
3.513%, 2/1/21	31,025,000	31,471,450
Church & Dwight Co., Inc. sr. unsec. notes
3.004%, 12/15/19	23,000,000	22,988,801
Coca-Cola Co. (The) sr. unsec. unsub. notes
1.999%, 10/27/20	46,000,000	45,835,970
Conagra Brands, Inc. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.50%), 2.811%, 10/9/20	14,020,000	14,003,671
Diageo Capital PLC company guaranty sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.24%), 2.76%, 5/18/20
(United Kingdom)	29,100,000	29,124,598
Kraft Heinz Co. (The) company guaranty sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.42%), 2.982%, 8/9/19	29,038,000	29,039,220
McDonald’s Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.43%), 2.686%, 10/28/21	21,430,000	21,430,153
Mondelez International Holdings Netherlands BV 144A
company guaranty sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.61%), 2.866%, 10/28/19 (Netherlands)	36,700,000	36,733,350
Tyson Foods, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.45%), 2.972%, 8/21/20	24,000,000	23,985,456
Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes
2.882%, 11/18/19	10,525,000	10,525,596
		265,138,265
Energy (1.6%)
BP Capital Markets PLC company guaranty sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.25%), 2.775%,
11/24/20 (United Kingdom)	41,000,000	41,044,526
BP Capital Markets PLC company guaranty sr. unsec.
unsub. notes 2.85%, 1/15/20 (United Kingdom)	36,400,000	36,426,349
BP Capital Markets PLC company guaranty sr. unsec.
unsub. notes 1.366%, 9/19/19 (United Kingdom)	20,500,000	20,481,877
Chevron Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.41%), 2.928%, 11/15/19	9,800,000	9,811,241
Chevron Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.21%), 2.73%, 3/3/20	24,950,000	24,973,681
Phillips 66 company guaranty sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.60%), 3.121%, 2/26/21	8,500,000	8,500,885
Phillips 66 144A company guaranty sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.75%), 3.053%, 4/15/20	21,349,000	21,358,433
Total Capital International SA company guaranty sr.
unsec. unsub. notes 2.218%, 7/12/21 (France)	32,515,000	32,523,762
Williams Partners LP sr. unsec. notes 5.25%, 3/15/20	60,201,000	61,168,302
		256,289,056

Ultra Short Duration Income Fund 35

	Principal
CORPORATE BONDS AND NOTES (54.7%)* cont.	amount	Value
Financial (0.9%)
Bank of Nova Scotia (The) sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.42%), 2.696%, 1/25/21 (Canada)	$49,100,000	$49,266,890
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.64%), 3.112%, 3/7/22 (Canada)	22,345,000	22,502,130
Bank of Nova Scotia (The) sr. unsec. unsub. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.39%), 2.693%,
7/14/20 (Canada)	25,518,000	25,575,548
Berkshire Hathaway Finance Corp. company guaranty
sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%),
2.658%, 1/10/20	19,750,000	19,778,409
Macquarie Bank, Ltd. 144A sr. unsec. notes (BBA LIBOR
USD 3 Month + 1.12%), 3.376%, 7/29/20 (Australia)	9,400,000	9,490,185
Macquarie Group Ltd. 144A sr. unsec. notes 2.649%,
1/14/20 (Australia)	17,145,000	17,414,528
		144,027,690
Health care (1.9%)
Anthem, Inc. sr. unsec. unsub. notes 2.744%, 8/15/19	12,700,000	12,698,389
Becton Dickinson and Co. sr. unsec. notes
2.404%, 6/5/20	23,200,000	23,148,843
Becton Dickinson and Co. sr. unsec. unsub. notes
2.737%, 12/15/19	18,034,000	18,038,150
Bristol-Myers Squibb Co. 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.38%), 2.905%, 5/16/22	9,300,000	9,321,641
Bristol-Myers Squibb Co. 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.20%), 2.725%, 11/16/20	6,500,000	6,503,141
Cigna Corp. 144A sr. unsub. FRN (BBA LIBOR USD
3 Month + 0.35%), 2.76%, 3/17/20	37,315,000	37,345,196
CVS Health Corp. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.63%), 3.083%, 3/9/20	25,943,000	26,009,596
CVS Health Corp. sr. unsec. unsub. notes
3.034%, 8/12/19	37,500,000	37,497,750
CVS Health Corp. sr. unsec. unsub. notes
1.507%, 7/20/20	31,400,000	31,460,055
GlaxoSmithKline Capital PLC company guaranty sr.
unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%),
2.878%, 5/14/21 (United Kingdom)	23,750,000	23,809,993
UnitedHealth Group, Inc. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.26%), 2.67%, 6/15/21	27,450,000	27,434,267
Zoetis, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.44%), 2.96%, 8/20/21	60,480,000	60,242,412
		313,509,433
Insurance (3.8%)
AIG Global Funding 144A sr. FRN (BBA LIBOR USD
3 Month + 0.65%), 2.928%, 1/22/21	47,000,000	47,169,249
AIG Global Funding 144A sr. FRN (BBA LIBOR USD
3 Month + 0.46%), 2.809%, 6/25/21	20,134,000	20,215,050
AIG Global Funding 144A sr. FRN (BBA LIBOR USD
3 Month + 0.48%), 2.80%, 7/2/20	28,938,000	29,022,099
AIG Global Funding 144A sr. notes 3.071%, 10/18/19	16,255,000	16,243,098
Hartford Financial Services Group, Inc. (The) sr. unsec.
unsub. notes 5.50%, 3/30/20	36,100,000	36,785,970

36 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (54.7%)* cont.	amount	Value
Insurance cont.
Jackson National Life Global Funding 144A FRN (BBA
LIBOR USD 3 Month + 0.30%), 2.603%, 10/15/20	$23,300,000	$23,311,397
Jackson National Life Global Funding 144A sr. FRN (BBA
LIBOR USD 3 Month + 0.73%), 3.041%, 6/27/22	45,187,000	45,639,604
Jackson National Life Global Funding 144A sr. FRN (BBA
LIBOR USD 3 Month + 0.48%), 2.931%, 6/11/21	35,900,000	35,966,056
Jackson National Life Global Funding 144A sr. FRN (BBA
LIBOR USD 3 Month + 0.30%), 2.556%, 4/27/20	47,500,000	47,570,910
Marsh & McLennan Cos., Inc. sr. unsec. unsub. notes
2.695%, 3/6/20	22,000,000	21,986,806
MassMutual Global Funding II 144A notes 2.25%, 7/1/22	18,600,000	18,548,694
Metropolitan Life Global Funding I 144A FRN (SECURED
OVERNIGHT FUNDING RATE + 0.57%), 2.96%, 9/7/20	37,300,000	37,423,463
Metropolitan Life Global Funding I 144A FRN (SECURED
OVERNIGHT FUNDING RATE + 0.50%), 2.89%, 5/28/21	19,550,000	19,567,039
Metropolitan Life Global Funding I 144A notes
2.50%, 12/3/20	31,500,000	31,566,974
Metropolitan Life Global Funding I 144A notes
2.40%, 6/17/22	18,500,000	18,538,642
Metropolitan Life Global Funding I 144A notes
1.55%, 9/13/19	1,441,000	1,439,323
Metropolitan Life Global Funding I 144A sr. FRN (BBA
LIBOR USD 3 Month + 0.22%), 2.639%, 9/19/19	10,300,000	10,305,202
Metropolitan Life Global Funding I 144A sr. FRN (BBA
LIBOR USD 3 Month + 0.23%), 2.533%, 1/8/21	11,500,000	11,503,853
Metropolitan Life Global Funding I 144A sr. notes
1.75%, 9/19/19	1,753,000	1,751,463
New York Life Global Funding 144A FRN (BBA LIBOR USD
3 Month + 0.52%), 2.973%, 6/10/22	47,550,000	47,762,685
New York Life Global Funding 144A FRN (BBA LIBOR USD
3 Month + 0.32%), 2.885%, 8/6/21	12,000,000	12,028,286
New York Life Global Funding 144A FRN (BBA LIBOR USD
3 Month + 0.39%), 2.673%, 10/24/19	15,000,000	15,012,361
Principal Life Global Funding II 144A FRN (BBA LIBOR
USD 3 Month + 0.30%), 2.633%, 6/26/20	37,200,000	37,260,811
Protective Life Global Funding 144A FRN (BBA LIBOR
USD 3 Month + 0.37%), 2.673%, 7/13/20	23,000,000	23,056,286
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTN, 2.35%, 8/15/19	18,900,000	18,898,702
		628,574,023
Investment banking/Brokerage (2.9%)
Charles Schwab Corp. (The) sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.32%), 2.842%, 5/21/21	28,500,000	28,533,537
Discover Bank sr. unsec. unsub. notes Ser. BKNT,
2.468%, 6/4/20	46,156,000	46,336,339
Discover Bank unsec. sub. notes 3.009%, 4/15/20	26,118,000	26,921,346
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 1.20%), 3.61%, 9/15/20	14,928,000	15,065,233
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 1.16%), 3.419%, 4/23/20	14,845,000	14,929,513

Ultra Short Duration Income Fund 37

	Principal
CORPORATE BONDS AND NOTES (54.7%)* cont.	amount	Value
Investment banking/Brokerage cont.
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.80%), 3.25%, 12/13/19	$11,861,000	$11,891,341
Goldman Sachs Group, Inc. (The) sr. unsec. unsub.
notes 2.943%, 12/13/19	6,500,000	6,497,576
Goldman Sachs Group, Inc. (The) sr. unsec. unsub.
notes Ser. GMTN, 5.375%, 3/15/20	57,200,000	58,213,527
Morgan Stanley sr. unsec. FRN Ser. GMTN, (BBA LIBOR
USD 3 Month + 0.55%), 3.095%, 2/10/21	25,830,000	25,855,678
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.18%), 3.458%, 1/20/22	56,643,000	57,223,617
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.98%), 3.39%, 6/16/20	11,042,000	11,111,057
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.93%), 3.208%, 7/22/22	17,591,000	17,716,073
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, (BBA
LIBOR USD 3 Month + 1.40%), 3.678%, 4/21/21	43,148,000	43,881,947
Morgan Stanley sr. unsec. unsub. notes 2.468%, 6/16/20	8,940,000	8,965,887
TD Ameritrade Holding Corp. company guaranty sr.
unsec. unsub. notes 5.60%, 12/1/19	30,709,000	31,024,375
TD Ameritrade Holding Corp. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.43%), 2.683%, 11/1/21	70,400,000	70,515,988
		474,683,034
Real estate (0.6%)
UDR, Inc. company guaranty sr. unsec. unsub. notes
2.968%, 10/1/20 R	1,400,000	1,416,201
WEA Finance, LLC/Westfield UK & Europe Finance,
PLC 144A company guaranty sr. unsec. notes
2.70%, 9/17/19 R	94,000,000	93,984,020
		95,400,221
Technology (1.5%)
Apple, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.20%), 2.765%, 2/7/20	25,000,000	25,024,075
Avnet, Inc. sr. unsec. notes 5.875%, 6/15/20	1,782,000	1,830,779
Fidelity National Information Services, Inc. sr. unsec.
unsub. notes 2.25%, 8/15/21	46,694,000	46,517,504
Fiserv, Inc. sr. unsec. notes 4.75%, 6/15/21	6,367,000	6,622,060
Fiserv, Inc. sr. unsec. notes 1.874%, 6/1/20	33,356,000	33,405,020
IBM Corp. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.40%), 2.935%, 5/13/21	46,700,000	46,887,240
IBM Credit, LLC sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.26%), 2.538%, 1/20/21	82,365,000	82,423,809
		242,710,487
Utilities and power (1.8%)
Consolidated Edison Co. of New York, Inc. sr. unsec.
unsub. FRN Ser. C, (BBA LIBOR USD 3 Month + 0.40%),
2.749%, 6/25/21	47,100,000	47,256,843
Dominion Energy, Inc. 144A sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.40%), 2.92%, 12/1/20	29,500,000	29,518,172
DTE Energy Co. sr. unsec. notes 1.50%, 10/1/19	7,000,000	6,990,353
DTE Energy Co. sr. unsec. unsub. notes
Ser. B, 2.60%, 6/15/22	19,670,000	19,711,410

38 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (54.7%)* cont.	amount	Value
Utilities and power cont.
Duke Energy Corp. sr. unsec. unsub. notes (BBA LIBOR
USD 3 Month + 0.65%), 3.101%, 3/11/22	$23,600,000	$23,725,552
Duke Energy Corp. 144A sr. unsec. notes (BBA LIBOR
USD 3 Month + 0.50%), 3.028%, 5/14/21	18,450,000	18,501,613
Duke Energy Florida, LLC sr. unsec. unsub. notes
2.10%, 12/15/19	3,500,000	3,495,422
Florida Power & Light Co. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.40%), 2.965%, 5/6/22	19,100,000	19,107,207
IPALCO Enterprises, Inc. sr. unsub. notes 3.45%, 7/15/20	3,652,000	3,670,385
Kinder Morgan Energy Partners LP company guaranty
sr. unsec. notes 6.50%, 4/1/20	27,000,000	27,696,150
NextEra Energy Capital Holdings, Inc. company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.45%), 2.78%, 9/28/20	22,600,000	22,599,853
Public Service Enterprise Group, Inc. sr. unsec. unsub.
notes 2.00%, 11/15/21	22,348,000	22,111,201
Southern Co. (The) 144A sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.70%), 3.019%, 9/30/20	30,800,000	30,812,822
TransCanada PipeLines, Ltd. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.28%), 2.793%, 11/15/19 (Canada)	24,100,000	24,114,891
		299,311,874
Total corporate bonds and notes (cost $8,983,803,728)		$8,997,196,937

		Maturity	Principal
COMMERCIAL PAPER (29.2%)*	Yield (%)	date	amount	Value
Albermarle Corp.	2.586	8/6/19	$20,900,000	$20,890,264
Albermarle Corp.	2.547	8/16/19	20,000,000	19,975,582
Albermarle Corp.	2.507	8/27/19	23,500,000	23,452,095
Ameren Illinois Co.	2.505	8/22/19	38,450,000	38,391,375
Ameren Illinois Co.	2.505	8/16/19	27,000,000	26,970,108
American Electric Power Co., Inc.	2.585	8/6/19	28,000,000	27,988,483
American Electric Power Co., Inc.	2.566	8/7/19	31,450,000	31,434,895
American Electric Power Co., Inc.	2.526	8/21/19	14,000,000	13,979,632
American Electric Power Co., Inc.	2.507	9/4/19	8,000,000	7,980,517
American Electric Power Co., Inc.	2.506	8/27/19	17,000,000	16,968,151
American Electric Power Co., Inc.	2.475	8/26/19	18,500,000	18,466,637
Arrow Electronics, Inc.	2.858	8/15/19	9,000,000	8,989,837
Arrow Electronics, Inc.	2.857	8/5/19	37,000,000	36,986,397
Arrow Electronics, Inc.	2.808	8/6/19	28,000,000	27,987,615
Arrow Electronics, Inc.	2.807	8/7/19	9,000,000	8,995,345
Arrow Electronics, Inc.	2.787	8/27/19	32,500,000	32,433,749
AT&T, Inc.	2.802	9/26/19	42,000,000	41,830,359
Autonation, Inc.	2.690	8/1/19	95,000,000	94,993,066
Aviation Capital Group, LLC	2.524	8/7/19	19,000,000	18,990,468
Bell Canada, Inc. (Canada)	2.872	11/1/19	28,000,000	27,817,792
Bell Canada, Inc. (Canada)	2.849	8/8/19	56,000,000	55,967,582
Bell Canada, Inc. (Canada)	2.526	10/8/19	48,000,000	47,768,160
Bell Canada, Inc. (Canada)	2.473	10/10/19	10,000,000	9,950,300
Boeing Co. (The)	2.439	12/11/19	7,000,000	6,940,856
Boston Scientific Corp.	2.814	8/16/19	19,000,000	18,978,965

Ultra Short Duration Income Fund 39

		Maturity	Principal
COMMERCIAL PAPER (29.2%)* cont.	Yield (%)	date	amount	Value
Boston Scientific Corp.	2.763	8/2/19	$9,000,000	$8,998,772
Boston Scientific Corp.	2.794	9/13/19	5,500,000	5,483,100
Boston Scientific Corp.	2.701	8/7/19	28,000,000	27,986,552
Boston Scientific Corp.	2.685	8/1/19	13,000,000	12,999,114
Boston Scientific Corp.	2.626	8/23/19	27,675,000	27,630,885
Boston Scientific Corp.	2.890	8/26/19	15,000,000	14,972,949
BPCE SA (France)	2.681	12/16/19	45,000,000	44,636,543
Broadcom, Inc.	2.819	8/29/19	23,500,000	23,448,528
Cabot Corp.	2.533	8/1/19	27,500,000	27,498,125
Cabot Corp.	2.504	8/13/19	29,500,000	29,473,528
Canadian Natural Resources, Ltd. (Canada)	2.483	8/15/19	56,000,000	55,935,834
CenterPoint Energy, Inc.	2.464	8/22/19	35,925,000	35,870,663
Cigna Corp.	2.501	9/19/19	86,000,000	85,700,314
Cigna Corp.	2.473	8/13/19	6,000,000	5,994,616
CRH America Finance, Inc.	2.819	8/9/19	19,000,000	18,988,244
CRH America Finance, Inc.	2.611	8/30/19	4,500,000	4,490,625
CRH America Finance, Inc.	2.595	9/27/19	27,000,000	26,890,032
CRH America Finance, Inc.	2.584	9/23/19	6,700,000	6,674,634
CRH America Finance, Inc.	2.563	9/26/19	37,000,000	36,851,960
Crown Castle International Corp.	2.685	8/15/19	23,500,000	23,473,465
Crown Castle International Corp.	2.683	8/7/19	23,500,000	23,487,845
DNB Bank ASA (Norway)	2.472	7/22/20	47,000,000	46,995,447
DuPont de Nemours,Inc	2.631	8/13/19	23,000,000	22,979,610
DuPont de Nemours,Inc	2.434	10/22/19	18,000,000	17,895,462
DuPont de Nemours,Inc	2.432	10/9/19	23,000,000	22,887,971
Enbridge US, Inc.	2.821	8/20/19	11,500,000	11,484,073
Enbridge US, Inc.	2.821	8/12/19	46,500,000	46,461,513
Enbridge US, Inc.	2.770	9/12/19	9,275,000	9,247,160
Enbridge US, Inc.	2.646	9/24/19	9,700,000	9,662,581
Enbridge US, Inc.	2.607	8/8/19	9,500,000	9,494,781
Enbridge US, Inc.	2.486	10/25/19	24,000,000	23,854,431
Enbridge US, Inc.	2.485	10/24/19	20,000,000	19,880,150
Encana Corp. (Canada)	2.907	8/2/19	33,500,000	33,495,427
Encana Corp. (Canada)	2.898	8/14/19	4,700,000	4,695,452
Encana Corp. (Canada)	2.777	8/20/19	46,500,000	46,435,598
ENGIE SA (France)	2.582	10/10/19	13,250,000	13,188,067
ENGIE SA (France)	2.582	10/7/19	46,500,000	46,291,835
ENGIE SA (France)	2.581	10/3/19	23,000,000	22,903,093
ENGIE SA (France)	2.580	9/23/19	42,986,000	42,834,345
Eni Finance USA, Inc.	2.733	8/20/19	25,950,000	25,913,569
Eni Finance USA, Inc.	2.618	9/16/19	42,320,000	42,182,204
Eni Finance USA, Inc.	2.539	9/13/19	20,460,000	20,397,608
Eni Finance USA, Inc.	2.511	9/20/19	18,500,000	18,434,663
Eni Finance USA, Inc.	2.504	8/19/19	2,780,000	2,776,289
Entergy Corp.	2.749	8/29/19	46,750,000	46,652,348
Entergy Corp.	2.546	10/10/19	31,500,000	31,336,611
Entergy Corp.	2.515	10/4/19	33,000,000	32,843,296
ERAC USA Finance, LLC	2.668	9/16/19	13,700,000	13,654,981
ERAC USA Finance, LLC	2.659	9/23/19	43,450,000	43,285,498
ERAC USA Finance, LLC	2.611	8/27/19	3,400,000	3,393,630

40 Ultra Short Duration Income Fund

		Maturity	Principal
COMMERCIAL PAPER (29.2%)* cont.	Yield (%)	date	amount	Value
ERAC USA Finance, LLC	2.611	8/23/19	$70,000,000	$69,888,418
ETP Legacy LP	2.850	8/1/19	130,000,000	129,990,532
Fidelity National Information Services, Inc.	2.507	8/27/19	23,000,000	22,956,910
FMC Corp.	2.857	8/22/19	23,500,000	23,464,169
FMC Corp.	2.891	8/1/19	43,900,000	43,897,006
FMC Technologies, Inc.	2.587	8/6/19	29,000,000	28,988,071
FMC Technologies, Inc.	2.536	8/15/19	25,000,000	24,974,063
FMC Technologies, Inc.	2.526	8/14/19	15,700,000	15,684,809
FMC Technologies, Inc.	2.511	9/20/19	32,500,000	32,383,929
FMC Technologies, Inc.	2.511	9/16/19	25,000,000	24,917,848
FMC Technologies, Inc.	2.509	9/10/19	10,000,000	9,971,403
FMC Technologies, Inc.	2.464	10/22/19	13,000,000	12,923,931
Fortive Corp.	2.657	8/1/19	24,500,000	24,498,329
Fortive Corp.	2.625	8/6/19	9,500,000	9,496,092
Fortive Corp.	2.625	8/5/19	41,500,000	41,485,792
Fortive Corp.	2.565	8/13/19	20,000,000	19,982,053
Fortive Corp.	2.545	8/20/19	10,000,000	9,986,150
Fortive Corp.	2.535	8/19/19	15,000,000	14,980,264
Fortive Corp.	2.515	8/22/19	10,000,000	9,984,753
General Motors Financial Co., Inc.	2.729	8/23/19	10,000,000	9,982,654
General Motors Financial Co., Inc.	2.729	8/22/19	7,500,000	7,487,556
General Motors Financial Co., Inc.	2.694	8/7/19	10,000,000	9,994,828
General Motors Financial Co., Inc.	2.604	8/20/19	28,000,000	27,957,798
General Motors Financial Co., Inc.	2.874	8/5/19	9,000,000	8,996,691
Hawaiian Electric Industries, Inc.	2.703	8/5/19	46,500,000	46,481,787
Humana, Inc.	2.611	9/16/19	23,500,000	23,417,040
International Business Machines Corp.	2.389	12/9/19	9,000,000	8,927,328
Keurig Dr Pepper, Inc.	2.557	8/2/19	46,000,000	45,993,721
Keurig Dr Pepper, Inc.	2.510	9/9/19	92,650,000	92,391,609
Lloyds Bank PLC (United Kingdom)	2.566	4/20/20	47,000,000	47,000,000
LVMH Moet Hennessy Louis Vuitton SA	2.737	10/7/19	38,000,000	37,842,807
LVMH Moet Hennessy Louis Vuitton SA	2.739	11/1/19	46,500,000	46,236,206
LVMH Moet Hennessy Louis Vuitton SA	2.510	8/19/19	5,000,000	4,993,960
Marriott International, Inc./MD	2.662	8/16/19	14,000,000	13,984,500
Marriott International, Inc./MD	2.630	8/12/19	9,975,000	9,966,744
Marriott International, Inc./MD	2.510	9/17/19	12,000,000	11,959,712
Marriott International, Inc./MD	2.507	9/3/19	19,000,000	18,955,067
Mid-America Apartments LP	2.565	8/6/19	38,000,000	37,984,369
Mid-America Apartments LP	2.564	8/5/19	37,000,000	36,987,333
Mid-America Apartments LP	2.532	8/7/19	18,500,000	18,491,115
Mid-America Apartments LP	2.503	8/9/19	38,470,000	38,446,197
Molson Coors Brewing Co.	2.594	8/5/19	47,000,000	46,983,661
Mondelez International, Inc.	2.517	8/29/19	32,000,000	31,935,581
National Grid USA	2.513	8/16/19	92,460,000	92,357,637
Nationwide Building Society (United Kingdom)	2.532	10/30/19	65,500,000	65,132,767
Nationwide Building Society (United Kingdom)	2.317	1/16/20	49,500,000	48,997,140
Newell Brands, Inc.	2.708	9/3/19	41,525,000	41,417,817
NextEra Energy Capital Holdings, Inc.	2.610	8/20/19	19,500,000	19,472,993
NextEra Energy Capital Holdings, Inc.	2.600	8/16/19	18,000,000	17,980,072
NextEra Energy Capital Holdings, Inc.	2.471	10/2/19	55,000,000	54,756,391

Ultra Short Duration Income Fund 41

		Maturity	Principal
COMMERCIAL PAPER (29.2%)* cont.	Yield (%)	date	amount	Value
NiSource Finance Corp.	2.912	10/23/19	$46,500,000	$46,224,627
NiSource Finance Corp.	2.820	8/13/19	19,000,000	18,982,950
NiSource Finance Corp.	2.588	8/7/19	14,000,000	13,993,276
NiSource Finance Corp.	2.556	8/12/19	38,500,000	38,468,135
NiSource Finance Corp.	2.495	8/21/19	23,000,000	22,966,539
Northrop Grumman Corp.	2.475	8/21/19	42,000,000	41,938,897
Nutrien, Ltd. (Canada)	2.556	8/2/19	18,500,000	18,497,423
PPL Capital Funding, Inc.	2.722	8/1/19	24,300,000	24,298,343
PPL Capital Funding, Inc.	2.891	10/21/19	46,750,000	46,479,845
Puget Sound Energy, Inc.	2.714	8/14/19	35,500,000	35,465,652
Puget Sound Energy, Inc.	2.693	8/13/19	9,000,000	8,991,924
Puget Sound Energy, Inc.	2.638	8/2/19	14,500,000	14,498,021
Puget Sound Energy, Inc.	2.612	8/26/19	42,500,000	42,423,356
Puget Sound Energy, Inc.	2.556	8/6/19	11,000,000	10,995,475
Reckitt Benckiser Treasury Services PLC
(United Kingdom)	2.867	9/4/19	46,750,000	46,646,462
Reckitt Benckiser Treasury Services PLC
(United Kingdom)	2.810	8/7/19	14,000,000	13,993,576
Reckitt Benckiser Treasury Services PLC
(United Kingdom)	2.507	12/12/19	14,000,000	13,882,958
Reckitt Benckiser Treasury Services PLC
(United Kingdom)	2.506	12/10/19	18,500,000	18,347,511
Reckitt Benckiser Treasury Services PLC
(United Kingdom)	2.459	3/2/20	28,000,000	27,628,767
Reckitt Benckiser Treasury Services PLC
(United Kingdom)	2.512	1/9/20	14,000,000	13,859,762
Rogers Communications, Inc. (Canada)	2.554	8/2/19	50,000,000	49,993,175
Sherwin-Williams Co. (The)	2.788	8/26/19	22,500,000	22,462,771
Sherwin-Williams Co. (The)	2.656	8/27/19	23,500,000	23,459,674
Societe Generale SA (France)	2.928	12/16/19	33,000,000	33,051,138
Societe Generale SA (France)	2.914	8/26/19	23,000,000	22,960,798
Societe Generale SA (France)	2.738	6/3/20	33,500,000	33,500,000
Societe Generale SA (France)	2.728	5/12/20	44,000,000	44,000,000
Southern Co. (The)	2.517	8/19/19	19,000,000	18,975,001
Suncor Energy, Inc. (Canada)	2.597	8/2/19	9,000,000	8,998,772
Suncor Energy, Inc. (Canada)	2.769	8/14/19	8,000,000	7,992,260
Suncor Energy, Inc. (Canada)	2.578	8/8/19	38,500,000	38,478,851
Suncor Energy, Inc. (Canada)	2.579	8/21/19	18,500,000	18,473,086
Suncor Energy, Inc. (Canada)	2.607	9/19/19	5,000,000	4,982,500
Suncor Energy, Inc. (Canada)	2.669	9/13/19	6,900,000	6,878,799
TransCanada PipeLines, Ltd. (Canada)	2.597	9/18/19	32,375,000	32,263,998
TransCanada PipeLines, Ltd. (Canada)	2.663	8/22/19	23,500,000	23,464,169
UDR, Inc.	2.485	8/28/19	23,000,000	22,955,296
UnitedHealth Group, Inc.	2.531	8/21/19	46,500,000	46,434,249
UnitedHealth Group, Inc.	2.505	8/14/19	47,000,000	46,955,494
Ventas Realty LP	2.502	8/5/19	20,000,000	19,993,153
Walgreens Boots Alliance, Inc.	3.151	8/20/19	30,750,000	30,707,411
Walgreens Boots Alliance, Inc.	3.150	8/19/19	12,476,000	12,459,585
Walgreens Boots Alliance, Inc.	3.150	8/16/19	23,500,000	23,473,983
Walgreens Boots Alliance, Inc.	3.140	8/14/19	22,000,000	21,978,714

42 Ultra Short Duration Income Fund

		Maturity	Principal
COMMERCIAL PAPER (29.2%)* cont.	Yield (%)	date	amount	Value
Walgreens Boots Alliance, Inc.	2.662	8/9/19	$25,000,000	$24,984,531
Welltower, Inc.	2.505	8/23/19	13,780,000	13,758,034
Westar Energy, Inc.	2.503	8/8/19	40,000,000	39,978,027
WRKCo., Inc.	2.503	8/8/19	25,600,000	25,585,937
Total commercial paper (cost $4,795,584,213)				$4,795,922,759

	Principal
MORTGAGE-BACKED SECURITIES (8.6%)*	amount	Value
Agency collateralized mortgage obligations (4.0%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%),
3.966%, 10/25/27 (Bermuda)	$11,031,900	$11,100,849
FRB Ser. 19-2A, Class M1A, (1 Month US LIBOR
+ 1.00%), 3.266%, 4/25/29 (Bermuda)	17,500,000	17,510,253
FRB Ser. 18-2A, Class M1A, (1 Month US LIBOR
+ 0.95%), 3.216%, 8/25/28 (Bermuda)	16,038,728	16,046,747
Eagle RE, Ltd. 144A FRB Ser. 19-1, Class M1A, (1 Month
US LIBOR + 1.25%), 3.516%, 4/25/29 (Bermuda)	5,304,000	5,313,531
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%),
7.016%, 10/25/24	8,686,132	9,323,991
Structured Agency Credit Risk Debt Notes FRB
Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%),
6.816%, 10/25/24	19,750,893	21,198,041
Ser. 1619, Class PZ, 6.50%, 11/15/23	47,478	50,023
Structured Agency Credit Risk Debt FRN
Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%),
6.416%, 1/25/25	2,064,046	2,155,492
Structured Agency Credit Risk Debt FRN
Ser. 14-HQ1, Class M3, (1 Month US LIBOR + 4.10%),
6.366%, 8/25/24	7,395,623	7,871,310
Structured Agency Credit Risk Debt FRN
Ser. 14-DN3, Class M3, (1 Month US LIBOR + 4.00%),
6.266%, 8/25/24	14,168,316	15,145,119
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA2, Class M3, (1 Month US LIBOR + 3.90%),
6.166%, 12/25/27	5,100,000	5,354,033
Ser. 3724, Class CM, 5.50%, 6/15/37	132,469	148,817
Ser. 3316, Class CD, 5.50%, 5/15/37	48,988	54,867
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA1, Class M2, (1 Month US LIBOR + 2.90%),
5.304%, 7/25/28	9,023,822	9,110,338
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%),
5.116%, 4/25/28	25,164,071	25,587,814
Ser. 3539, Class PM, 4.50%, 5/15/37	13,239	13,890
Structured Agency Credit Risk Debt FRN
Ser. 14-HQ2, Class M2, (1 Month US LIBOR + 2.20%),
4.466%, 9/25/24	5,993,284	6,076,171
Structured Agency Credit Risk Debt FRN
Ser. 14-DN1, Class M2, (1 Month US LIBOR + 2.20%),
4.466%, 2/25/24	4,967,087	5,042,422

Ultra Short Duration Income Fund 43

	Principal
MORTGAGE-BACKED SECURITIES (8.6%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%),
4.216%, 5/25/25	$6,994,415	$7,094,436
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA1, Class M2, (1 Month US LIBOR + 1.85%),
4.116%, 10/25/27	10,695,893	10,805,312
Structured Agency Credit Risk Debt FRN
Ser. 14-DN2, Class M2, (1 Month US LIBOR + 1.65%),
3.916%, 4/25/24	10,040,459	10,093,087
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA3, Class M2, (1 Month US LIBOR + 1.35%),
3.616%, 3/25/29	1,072,364	1,077,187
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA4, Class M2, (1 Month US LIBOR + 1.30%),
3.566%, 4/25/29	10,845,392	10,884,078
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA4, Class M2, (1 Month US LIBOR + 1.30%),
3.566%, 3/25/29	367,120	368,059
FRB Ser. 17-DNA1, Class M1, (1 Month US LIBOR +
1.20%), 3.466%, 7/25/29	2,433,055	2,443,940
Structured Agency Credit Risk Debt FRN
Ser. 17-DNA2, Class M1, (1 Month US LIBOR + 1.20%),
3.466%, 10/25/29	18,500,464	18,576,984
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA1, Class M1, (1 Month US LIBOR + 1.20%),
3.466%, 8/25/29	3,101,594	3,107,912
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2,
Class M2AS, (1 Month US LIBOR + 0.00%),
3.316%, 12/25/29	29,100,000	28,992,161
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA2, Class M1, (1 Month US LIBOR + 0.80%),
3.066%, 12/25/29	12,785,635	12,790,493
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3,
Class M1, (1 Month US LIBOR + 0.75%), 3.016%, 3/25/30	1,323,714	1,325,002
Structured Agency Credit Risk Debt FRN
Ser. 18-HQA1, Class M1, (1 Month US LIBOR + 0.70%),
2.966%, 9/25/30	997,633	996,977
Ser. 3611, PO, zero %, 7/15/34	41,736	37,245
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN
Ser. 18-HRP2, Class M2, (1 Month US LIBOR + 1.25%),
3.516%, 2/25/47	7,710,000	7,744,890
Structured Agency Credit Risk Trust FRN
Ser. 19-HQA1, Class M1, (1 Month US LIBOR + 0.90%),
3.166%, 2/25/49	11,800,000	11,811,297
Structured Agency Credit Risk Trust FRN
Ser. 18-DNA2, Class M1, (1 Month US LIBOR + 0.80%),
3.066%, 12/25/30	1,438,411	1,441,052

44 Ultra Short Duration Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (8.6%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRN
Ser. 18-HQA2, Class M1, (1 Month US LIBOR + 0.75%),
3.016%, 10/25/48	$690,000	$689,655
Structured Agency Credit Risk Trust FRN
Ser. 18-DNA3, Class M1, (1 Month US LIBOR + 0.75%),
3.016%, 9/25/48	1,623,198	1,621,645
Federal Home Loan Mortgage Corporation Structured
Agency Credit risk Debt FRN Ser. 15-HQ1, Class M3,
(1 Month US LIBOR + 3.80%), 6.066%, 3/25/25	28,246,228	29,193,875
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%),
9.216%, 8/25/28	15,227,958	16,951,777
Connecticut Avenue Securities FRB
Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%),
9.016%, 8/25/28	39,150,907	43,673,698
Connecticut Avenue Securities FRB
Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%),
8.266%, 9/25/28	68,021,125	74,931,371
Connecticut Avenue Securities FRB
Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%),
7.266%, 7/25/25	42,040,030	44,779,287
Connecticut Avenue Securities FRB
Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%),
7.266%, 11/25/24	18,138,335	19,720,063
Connecticut Avenue Securities FRB
Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%),
6.816%, 2/25/25	26,309,916	27,743,482
Connecticut Avenue Securities FRB
Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%),
6.516%, 1/25/29	4,497,000	4,793,487
Connecticut Avenue Securities Trust FRB
Ser. 16-C04, Class 1M2A, (1 Month US LIBOR + 4.25%),
6.516%, 1/25/29	6,999,981	7,413,351
Connecticut Avenue Securities FRB
Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%),
6.266%, 5/25/25	22,932,699	23,820,114
Ser. 05-48, Class AR, 5.50%, 2/25/35	5,503	5,513
Connecticut Avenue Securities FRB
Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%),
5.166%, 7/25/24	9,365,198	9,799,579
Ser. 08-8, Class PA, 5.00%, 2/25/38	13,358	13,562
Ser. 09-15, Class MC, 5.00%, 3/25/24	350	351
Connecticut Avenue Securities FRB
Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%),
4.866%, 5/25/24	2,561,667	2,661,983
Ser. 11-60, Class PA, 4.00%, 10/25/39	10,238	10,533
Ser. 03-43, Class YA, 4.00%, 3/25/33	118,143	120,008

Ultra Short Duration Income Fund 45

	Principal
MORTGAGE-BACKED SECURITIES (8.6%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 14-C01, Class M1, (1 Month US LIBOR + 1.60%),
3.866%, 1/25/24	$147,168	$147,278
Ser. 11-20, Class PC, 3.50%, 3/25/39	8,212	8,214
Ser. 10-155, Class A, 3.50%, 9/25/25	3,668	3,663
Connecticut Avenue Securities FRB
Ser. 17-C03, Class 1M1, (1 Month US LIBOR + 0.95%),
3.216%, 10/25/29	654,581	655,456
Connecticut Avenue Securities FRB
Ser. 17-C04, Class 2M1, (1 Month US LIBOR + 0.85%),
3.116%, 11/25/29	468,490	469,148
Connecticut Avenue Securities FRB
Ser. 18-C04, Class 2M1, (1 Month US LIBOR + 0.75%),
3.016%, 12/25/30	1,747,462	1,746,643
Ser. 10-43, Class KG, 3.00%, 1/25/21	2,484	2,484
Connecticut Avenue Securities FRB
Ser. 18-C03, Class 1M1, (1 Month US LIBOR + 0.68%),
2.946%, 10/25/30	2,191,524	2,190,417
Connecticut Avenue Securities FRB
Ser. 17-C07, Class 1M1, (1 Month US LIBOR + 0.65%),
2.916%, 5/28/30	7,396,885	7,388,595
Connecticut Avenue Securities FRB
Ser. 18-C01, Class 1M1, (1 Month US LIBOR + 0.60%),
2.866%, 7/25/30	12,124,153	12,121,073
FRB Ser. 10-90, Class GF, (1 Month US LIBOR + 0.50%),
2.766%, 8/25/40	553,246	551,183
Ser. 11-23, Class AB, 2.75%, 6/25/20	247	247
FRB Ser. 06-74, Class FL, (1 Month US LIBOR + 0.35%),
2.616%, 8/25/36	244,954	244,950
FRB Ser. 05-63, Class FC, (1 Month US LIBOR + 0.25%),
2.516%, 10/25/31	574,456	572,464
Ser. 10-81, Class AP, 2.50%, 7/25/40	55,737	55,072
Ser. 92-96, Class B, PO, zero %, 5/25/22	382	377
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 19-R02, Class 1M1, (1 Month US LIBOR + 0.85%),
3.116%, 8/25/31	15,990,614	15,998,908
Connecticut Avenue Securities Trust FRB
Ser. 19-R03, Class 1M1, (1 Month US LIBOR + 0.75%),
3.016%, 9/25/31	5,445,186	5,451,074
Government National Mortgage Association Ser. 09-32,
Class AB, 4.00%, 5/16/39	14,323	15,177
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month
US LIBOR + 1.60%), 3.866%, 10/25/28 (Bermuda)	8,322,261	8,327,462
		650,587,039

46 Ultra Short Duration Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (8.6%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) (4.6%)
ACE Securities Corp. Home Equity Loan Trust FRB
Ser. 05-WF1, Class M2, (1 Month US LIBOR + 0.66%),
2.926%, 5/25/35	$1,006,281	$1,009,844
Ameriquest Mortgage Securities, Inc. Asset Backed
Pass-Through Certificates
FRB Ser. 04-R3, Class M1, (1 Month US LIBOR + 0.78%),
3.046%, 5/25/34	485,497	483,557
FRB Ser. 05-R8, Class M2, (1 Month US LIBOR + 0.74%),
3.001%, 10/25/35	3,962,463	3,962,463
Ameriquest Mortgage Securities, Inc. Asset-Backed
Pass-Through Certificates FRB Ser. 05-R7, Class M2,
(1 Month US LIBOR + 0.50%), 2.766%, 9/25/35	2,156,312	2,162,873
Angel Oak Mortgage Trust I LLC 144A FRB Ser. 17-2,
Class A1, 2.478%, 7/25/47 W	2,251,886	2,249,183
Angel Oak Mortgage Trust I, LLC 144A
Ser. 19-1, Class A1, 3.92%, 11/25/48 W	11,288,196	11,415,752
FRB Ser. 18-3, Class A1, 3.649%, 9/25/48 W	17,647,726	17,824,203
Ser. 19-4, Class A1, 2.993%, 7/26/49 W	22,000,000	22,000,000
Argent Securities, Inc. Asset-Backed Pass-Through
Certificates FRB Ser. 04-W8, Class A2, (1 Month
US LIBOR + 0.96%), 3.226%, 5/25/34	2,263,891	2,268,306
Arroyo Mortgage Trust 144A Ser. 19-3, Class A1,
2.962%, 10/25/48 W	23,700,000	23,788,538
Banc of America Funding Trust FRB Ser. 05-B, Class 3A1,
(1 Month US LIBOR + 0.46%), 2.732%, 4/20/35	276,307	276,307
Banc of America Funding Trust 144A FRB Ser. 15-R4,
Class 6A1, (1 Month US LIBOR + 0.14%), 2.544%, 8/27/36	4,600,269	4,577,268
Bear Stearns Asset Backed Securities I Trust
FRB Ser. 05-TC2, Class M2, (1 Month US LIBOR
+ 1.01%), 3.271%, 8/25/35	5,247,990	5,291,024
FRB Ser. 07-HE7, Class 1A1, (1 Month US LIBOR
+ 1.00%), 3.266%, 10/25/37	8,512,834	8,455,120
FRB Ser. 05-EC1, Class M2, (1 Month US LIBOR
+ 0.71%), 2.971%, 11/25/35	1,958,664	1,959,285
FRB Ser. 05-TC1, Class M1, (1 Month US LIBOR
+ 0.66%), 2.926%, 5/25/35	1,955,886	1,975,445
Bear Stearns Asset Backed Securities Trust
FRB Ser. 05-SD1, Class 1M1, (1 Month US LIBOR
+ 0.75%), 3.016%, 8/25/43	526,186	526,000
FRB Ser. 05-SD3, Class 1A, (1 Month US LIBOR
+ 0.49%), 2.756%, 7/25/35	185,763	185,726
Bellemeade Re Ltd. 144A FRB Ser. 15-1A,
Class M2, (1 Month US LIBOR + 4.30%), 6.566%,
7/25/25 (Bermuda)	12,463	12,482
BRAVO Residential Funding Trust 144A Ser. 19-1,
Class A1C, 3.50%, 3/25/58	12,347,721	12,482,774
Carrington Mortgage Loan Trust FRB Ser. 06-RFC1,
Class A4, (1 Month US LIBOR + 0.24%), 2.506%, 3/25/36	7,531,545	7,456,999
CIT Mortgage Loan Trust 144A FRB Ser. 07-1, Class 2A3,
(1 Month US LIBOR + 1.45%), 3.716%, 10/25/37	3,511,377	3,531,445

Ultra Short Duration Income Fund 47

	Principal
MORTGAGE-BACKED SECURITIES (8.6%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
COLT Mortgage Loan Trust 144A
FRB Ser. 19-1, Class A1, 3.705%, 3/25/49 W	$2,908,394	$2,937,841
Ser. 18-1, Class A1, 2.93%, 2/25/48 W	5,433,175	5,433,175
Countrywide Alternative Loan Trust FRB Ser. 04-J5,
Class M1, (1 Month US LIBOR + 0.90%), 3.166%, 8/25/34	5,363,035	5,363,035
Countrywide Asset-Backed Certificates
FRB Ser. 04-8, Class M1, (1 Month US LIBOR + 1.05%),
3.316%, 1/25/35	577,905	577,937
FRB Ser. 04-AB2, Class M2, (1 Month US LIBOR
+ 0.86%), 3.121%, 5/25/36	2,348,932	2,348,932
FRB Ser. 05-BC5, Class M2, (1 Month US LIBOR
+ 0.48%), 2.746%, 1/25/36	1,020,662	1,020,025
FRB Ser. 06-BC1, Class M1, (1 Month US LIBOR
+ 0.35%), 2.616%, 4/25/36	1,518,709	1,516,733
Countrywide Asset-Backed Certificates Trust
FRB Ser. 04-10, Class MV3, (1 Month US LIBOR
+ 1.13%), 3.391%, 12/25/34	9,500,218	9,486,778
FRB Ser. 05-BC4, Class M6, (1 Month US LIBOR
+ 1.05%), 3.316%, 8/25/35	1,433,921	1,436,115
FRB Ser. 05-4, Class MV4, (1 Month US LIBOR + 0.96%),
3.226%, 10/25/35	2,852,942	2,867,207
FRB Ser. 05-1, Class M1, (1 Month US LIBOR + 0.66%),
2.926%, 7/25/35	9,871,360	9,830,530
Credit Suisse Mortgage Trust 144A Ser. 15-2R, Class 7A3,
4.103%, 8/27/36 W	11,838,252	11,981,976
CSMC Trust 144A Ser. 10-9R, Class 1A5, 4.00%, 8/27/37 W	15,183,957	15,791,316
CWABS Asset-Backed Certificates Trust FRB Ser. 05-3,
Class MV5, (1 Month US LIBOR + 1.01%), 3.271%, 8/25/35	2,811,832	2,801,175
Deephaven Residential Mortgage Trust 144A
Ser. 19-2A, Class A1, 3.558%, 4/25/59 W	16,132,726	16,294,053
Ser. 18-1A, Class A1, 2.976%, 12/25/57 W	10,895,921	10,909,541
Ser. 19-3A, Class A1, 2.964%, 7/25/59 W	10,700,000	10,736,756
FRB Ser. 17-3A, Class A1, 2.577%, 10/25/47 W	1,667,915	1,667,415
Ellington Financial Mortgage Trust 144A
FRB Ser. 18-1, Class AFLA, (1 Month US LIBOR + 0.75%),
3.016%, 10/25/58	15,135,479	15,146,074
Ser. 19-1, Class A1, 2.934%, 6/25/59 W	10,772,683	10,773,761
Ser. 17-1, Class A1, 2.687%, 10/25/47 W	9,360,352	9,336,951
Ellington Loan Acquisition Trust 144A FRB Ser. 07-1,
Class A2C, (1 Month US LIBOR + 1.25%), 3.516%, 5/25/37	2,684,368	2,733,492
EquiFirst Mortgage Loan Trust FRB Ser. 05-1, Class M3,
(1 Month US LIBOR + 0.72%), 2.986%, 4/25/35	3,617,613	3,615,551
First Franklin Mortgage Loan Trust
FRB Ser. 04-FFH4, Class M5, (1 Month US LIBOR
+ 1.58%), 3.841%, 1/25/35	878,072	882,463
FRB Ser. 04-FF7, Class M1, (1 Month US LIBOR
+ 0.87%), 3.136%, 9/25/34	1,790,831	1,767,665
FRB Ser. 05-FFH3, Class M2, (1 Month US LIBOR
+ 0.80%), 3.061%, 9/25/35	2,790,821	2,787,129

48 Ultra Short Duration Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (8.6%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
First Franklin Mortgage Loan Trust
FRB Ser. 05-FFH4, Class M1, (1 Month US LIBOR
+ 0.48%), 2.746%, 12/25/35	$7,075,337	$7,075,337
FRB Ser. 05-FF12, Class M1, (1 Month US LIBOR
+ 0.45%), 2.716%, 11/25/36	1,192,547	1,185,701
FWD Securitization Trust 144A Ser. 19-INV1, Class A1,
2.81%, 6/25/49 W	10,000,000	9,983,420
Galton Funding Mortgage Trust 144A
Ser. 18-2, Class A41, 4.50%, 10/25/58 W	16,861,750	17,241,140
Ser. 19-2, Class A22, 3.50%, 6/25/59 W	27,210,000	27,394,372
Ser. 18-1, Class A43, 3.50%, 11/25/57 W	6,026,299	6,063,759
GCAT, LLC 144A Ser. 19-NQM1, Class A1, 2.985%, 2/25/59	24,383,892	24,474,966
GE-WMC Asset-Backed Pass-Through Certificates
FRB Ser. 05-2, Class A1, (1 Month US LIBOR + 0.23%),
2.491%, 12/25/35	2,093,537	2,099,617
GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, (1 Month US LIBOR + 0.43%),
2.696%, 6/25/35	7,316,811	7,353,395
FRB Ser. 05-6, Class A3, (1 Month US LIBOR + 0.37%),
2.636%, 6/25/35	1,163,630	1,163,630
GSAMP Trust
FRB Ser. 04-AR2, Class M1, (1 Month US LIBOR
+ 0.84%), 3.106%, 8/25/34	1,152,407	1,163,318
FRB Ser. 06-HE7, Class A2D, (1 Month US LIBOR
+ 0.23%), 2.496%, 10/25/46	1,391,782	1,371,045
HomeBanc Mortgage Trust FRB Ser. 05-4, Class A1,
(1 Month US LIBOR + 0.27%), 2.536%, 10/25/35	12,108,381	12,094,853
Homeward Opportunities Fund I Trust 144A Ser. 18-1,
Class A1, 3.78%, 6/25/48 W	12,862,975	12,971,185
JPMorgan Mortgage Acquisition Corp. FRB
Ser. 05-FLD1, Class M4, (1 Month US LIBOR + 0.98%),
3.241%, 7/25/35	215,115	215,154
JPMorgan Mortgage Acquisition Trust
FRB Ser. 07-CH1, Class MV2, (1 Month US LIBOR
+ 0.28%), 2.546%, 11/25/36	8,540,000	8,510,485
FRB Ser. 06-CH1, Class A5, (1 Month US LIBOR
+ 0.23%), 2.496%, 7/25/36	541,282	539,768
FRB Ser. 07-CH4, Class A4, (1 Month US LIBOR
+ 0.16%), 2.426%, 1/25/36	3,012,550	2,998,977
JPMorgan Resecuritization Trust 144A Ser. 14-1,
Class 7A1, 3.00%, 6/26/35	6,682,051	6,683,121
Long Beach Mortgage Loan Trust FRB Ser. 04-1,
Class M1, (1 Month US LIBOR + 0.75%), 3.016%, 2/25/34	700,182	698,005
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13,
Class 3A7, 4.726%, 11/21/34 W	1,356,209	1,376,552
Mastr Asset-Backed Securities Trust FRB Ser. 06-FRE1,
Class A4, (1 Month US LIBOR + 0.58%), 2.846%, 12/25/35	1,608,830	1,588,521
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-AR1,
Class M1, (1 Month US LIBOR + 0.75%), 3.016%, 6/25/36	1,443,742	1,450,014

Ultra Short Duration Income Fund 49

	Principal
MORTGAGE-BACKED SECURITIES (8.6%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
New Century Home Equity Loan Trust
FRB Ser. 05-3, Class M3, (1 Month US LIBOR + 0.77%),
3.031%, 7/25/35	$4,029,879	$4,017,264
FRB Ser. 05-2, Class M2, (1 Month US LIBOR + 0.68%),
2.941%, 6/25/35	1,263,654	1,263,129
Nomura Home Equity Loan, Inc./Home Equity Loan
Trust FRB Ser. 05-FM1, Class M2, (1 Month US LIBOR
+ 0.49%), 2.756%, 5/25/35	2,207,027	2,197,168
Nomura Resecuritization Trust 144A FRB
Ser. 15-8R, Class 4A1, (1 Month US LIBOR + 2.00%),
4.504%, 11/25/47	4,149,236	4,189,549
Opteum Mortgage Acceptance Corp. Asset Backed
Pass-Through Certificates
FRB Ser. 05-2, Class M2, (1 Month US LIBOR + 0.68%),
2.941%, 4/25/35	1,393,870	1,391,466
FRB Ser. 05-3, Class M1, (1 Month US LIBOR + 0.46%),
2.726%, 7/25/35	12,082,000	12,034,401
FRB Ser. 05-3, Class A1C, (1 Month US LIBOR + 0.37%),
2.636%, 7/25/35	3,513,363	3,515,954
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates
FRB Ser. 04-WHQ2, Class M3, (1 Month US LIBOR
+ 1.04%), 3.301%, 2/25/35	6,607,092	6,603,973
FRB Ser. 05-WCH1, Class M3, (1 Month US LIBOR
+ 0.84%), 3.106%, 1/25/36	1,007,283	1,008,410
Popular ABS Mortgage Pass-Through Trust FRB
Ser. 05-A, Class M1, (1 Month US LIBOR + 0.43%),
2.696%, 6/25/35	215,328	215,642
RASC Trust FRB Ser. 05-KS12, Class M1, (1 Month
US LIBOR + 0.44%), 2.706%, 1/25/36	1,664,585	1,667,128
Residential Asset Mortgage Products Trust
FRB Ser. 05-RS1, Class MII1, (1 Month US LIBOR
+ 0.83%), 3.091%, 1/25/35	873,084	884,735
FRB Ser. 05-RS6, Class M3, (1 Month US LIBOR
+ 0.80%), 3.061%, 6/25/35	6,051,139	6,043,499
Residential Asset Securities Corp. Trust FRB
Ser. 06-KS7, Class A4, (1 Month US LIBOR + 0.24%),
2.506%, 9/25/36	960,260	946,880
Residential Asset Securities Corp., Trust
FRB Ser. 04-KS10, Class M1, (1 Month US LIBOR
+ 0.90%), 3.166%, 11/25/34	7,352,980	7,315,163
FRB Ser. 04-KS12, Class M1, (1 Month US LIBOR
+ 0.80%), 3.061%, 1/25/35	1,289,183	1,293,129
FRB Ser. 05-KS11, Class M1, (1 Month US LIBOR
+ 0.40%), 2.666%, 12/25/35	868,706	870,017
Securitized Asset Backed Receivables, LLC Trust FRB
Ser. 06-CB1, Class AV1, (1 Month US LIBOR + 0.48%),
2.746%, 1/25/36	11,474,977	11,415,075
SG Residential Mortgage Trust 144A FRB Ser. 18-1,
Class A1, 3.425%, 4/27/48 W	5,163,662	5,166,566

50 Ultra Short Duration Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (8.6%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Soundview Home Loan Trust
FRB Ser. 05-CTX1, Class M2, (1 Month US LIBOR
+ 0.44%), 2.706%, 11/25/35	$1,303,315	$1,301,875
FRB Ser. 06-2, Class M1, (1 Month US LIBOR + 0.33%),
2.596%, 3/25/36	2,502,098	2,505,610
Spruce Hill Mortgage Loan Trust 144A Ser. 19-SH1,
Class A1, 3.368%, 4/29/49 W	24,184,155	24,452,599
Starwood Mortgage Residential Trust 144A
FRB Ser. 18-IMC2, Class A1, 4.121%, 10/25/48 W	19,669,768	19,857,221
Ser. 18-IMC1, Class A1, 3.793%, 3/25/48 W	11,122,231	11,174,367
Ser. 19-1, Class A1, 2.868%, 6/25/49 W	32,000,000	31,970,000
Structured Asset Investment Loan Trust
FRB Ser. 04-7, Class A7, (1 Month US LIBOR + 0.84%),
3.106%, 8/25/34	2,592,740	2,581,414
FRB Ser. 05-8, Class A4, (1 Month US LIBOR + 0.72%),
2.986%, 10/25/35	262,646	262,645
FRB Ser. 05-5, Class M2, (1 Month US LIBOR + 0.69%),
2.956%, 6/25/35	836,311	836,902
FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.66%),
2.926%, 4/25/35	830,463	828,492
FRB Ser. 05-HE1, Class M1, (1 Month US LIBOR
+ 0.47%), 2.736%, 7/25/35	843,609	842,160
Structured Asset Investment Loan Trust 144A FRB
Ser. 05-1, Class M2, (1 Month US LIBOR + 0.72%),
2.986%, 2/25/35	3,325,932	3,316,417
Structured Asset Securities Corp Mortgage Loan Trust
FRB Ser. 06-OPT1, Class A5, (1 Month US LIBOR
+ 0.26%), 2.526%, 4/25/36	2,157,848	2,136,270
FRB Ser. 06-NC1, Class A4, (1 Month US LIBOR
+ 0.15%), 2.416%, 5/25/36	446,023	442,423
Structured Asset Securities Corp. Mortgage Loan Trust
144A FRB Ser. 06-GEL3, Class A3, (1 Month US LIBOR
+ 0.30%), 2.566%, 7/25/36	3,250,216	3,248,991
Towd Point HE Trust 144A FRB Ser. 19-HE1, Class A1,
(1 Month US LIBOR + 0.90%), 3.166%, 4/25/48	6,134,399	6,118,632
Towd Point Mortgage Trust 144A Ser. 17-1, Class A1,
2.75%, 10/25/56 W	2,513,069	2,525,635
Verus Securitization Trust 144A
Ser. 19-1, Class A1, 3.73%, 2/25/59 W	34,311,260	34,643,650
Ser. 2, Class A1, 3.635%, 6/1/58 W	21,290,551	21,450,230
Ser. 19-2, Class A1, 3.465%, 4/25/59 W	26,317,651	26,355,071
Ser. 19-INV2, Class A1, 2.80%, 7/25/59	23,471,000	23,529,246
Ser. 17-SG1A, Class A1, 2.69%, 11/25/47 W	3,580,289	3,576,480
Ser. 17-2A, Class A1, 2.485%, 7/25/47 W	9,944,859	9,994,583
Wells Fargo Home Equity Asset-Backed Securities Trust
FRB Ser. 05-4, Class M1, (1 Month US LIBOR + 0.46%),
2.726%, 12/25/35	1,097,746	1,096,363
Wells Fargo Home Equity Trust Asset-Backed Securities
Trust FRB Ser. 05-3, Class M4, (1 Month US LIBOR
+ 0.89%), 3.151%, 11/25/35	961,905	966,714
		757,687,693
Total mortgage-backed securities (cost $1,414,671,036)		$1,408,274,732

Ultra Short Duration Income Fund 51

	Principal
ASSET-BACKED SECURITIES (4.0%)*	amount	Value
Ally Auto Receivables Trust Ser. 19-1, Class A2,
2.85%, 3/15/22	$10,365,000	$10,394,260
American Express Credit Account Master Trust
FRB Ser. 17-8, Class A, (1 Month US LIBOR + 0.12%),
2.445%, 5/16/22	6,630,000	6,631,270
Ser. 17-1, Class A, 1.93%, 9/15/22	35,246,000	35,165,889
American Express Credit Account Master Trust Ser. 17-3,
Class A, 1.77%, 11/15/22	38,200,000	38,074,857
Bank of The West Auto Trust 144A Ser. 19-1, Class A1,
2.481%, 7/15/20	8,349,338	8,348,419
Bunker Hill Loan Depositary Trust 144A FRB Ser. 19-1,
Class A1, 3.77%, 10/26/48	4,551,911	4,551,893
Capital One Multi-Asset Execution Trust
FRB Ser. 14-A4, Class A4, (1 Month US LIBOR + 0.36%),
2.685%, 6/15/22	53,595,000	53,601,608
Ser. 17-A1, Class A1, 2.00%, 1/17/23	7,200,000	7,186,320
Ser. 16-A6, Class A6, 1.82%, 9/15/22	2,212,000	2,208,797
Ser. 16-A4, Class A4, 1.33%, 6/15/22	23,391,000	23,381,232
CarMax Auto Owner Trust
Ser. 17-3, Class A3, 1.97%, 4/15/22	2,153,624	2,147,727
Ser. 16-2, Class A4, 1.68%, 9/15/21	16,667,000	16,587,603
Chase Issuance Trust Ser. 12-A4, Class A4,
1.58%, 8/15/21	39,720,000	39,710,586
Citibank Credit Card Issuance Trust
Ser. 17-A9, Class A9, 1.80%, 9/20/21	73,373,000	73,309,899
Ser. 16-A1, Class A1, 1.75%, 11/19/21	15,680,000	15,654,724
COLT Mortgage Loan Trust 144A Ser. 18-2, Class A1,
3.47%, 7/27/48 W	7,581,528	7,695,251
Discover Card Execution Note Trust Ser. 15-A2,
Class A, 1.90%, 10/17/22	53,383,000	53,233,528
Finance of America Structured Securities Trust 144A
Ser. 19-HB1, Class A, 3.279%, 4/25/29 W	8,684,102	8,723,181
Ford Credit Auto Owner Trust Ser. 19-B, Class A2A,
2.35%, 2/15/22	20,000,000	19,998,340
Ford Credit Floorplan Master Owner Trust
FRB Ser. 15-2, Class A2, (1 Month US LIBOR + 0.57%),
2.895%, 1/15/22	7,034,000	7,046,160
FRB Ser. 18-1, Class A2, (1 Month US LIBOR + 0.28%),
2.605%, 5/15/23	7,540,000	7,531,075
Ser. 15-2, Class A1, 1.98%, 1/15/22	4,300,000	4,293,120
Ser. 16-5, Class A1, 1.95%, 11/15/21	25,639,000	25,608,233
Hyundai Auto Lease Securitization Trust 144A
Ser. 17-C, Class A3, 2.12%, 2/16/21	21,580,778	21,568,650
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%),
3.116%, 11/25/51	20,053,000	20,053,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
3.066%, 6/25/52	21,799,000	21,799,000
RMF Buyout Issuance Trust 144A Ser. 18-1,
Class A, 3.436%, 11/25/28 W	4,570,520	4,575,027
Santander Retail Auto Lease Trust 144A
Ser. 17-A, Class A3, 2.22%, 1/20/21	7,578,444	7,569,537

52 Ultra Short Duration Income Fund

	Principal
ASSET-BACKED SECURITIES (4.0%)* cont.	amount	Value
Station Place Securitization Trust 144A
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%),
3.13%, 2/24/20	$32,228,000	$32,228,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%),
3.13%, 9/24/19	17,687,000	17,687,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%),
3.083%, 6/24/20	23,217,000	23,217,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.00%),
zero %, 8/25/52	8,957,000	8,957,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%),
zero %, 9/24/20	15,576,000	15,576,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1,
Class A, (1 Month US LIBOR + 0.60%), 3.004%, 1/25/46	2,640,340	2,615,526
USAA Auto Owner Trust Ser. 19-1, Class A2,
2.26%, 2/15/22	9,500,000	9,497,306
Total asset-backed securities (cost $654,876,051)		$656,427,018

		Maturity	Principal
CERTIFICATES OF DEPOSIT (2.8%)*	Yield (%)	date	amount	Value
Barclays Bank PLC/NY FRN (United Kingdom)	2.663	10/15/19	$28,000,000	$28,015,288
Cooperatieve Rabobank UA/NY FRN (Netherlands)	2.718	6/17/21	32,500,000	32,499,834
Credit Agricole Corporate and Investment Bank/
New York FRN (France)	2.920	5/11/20	21,250,000	21,296,335
Goldman Sachs Bank USA/New York, NY FRN	2.821	12/10/20	36,000,000	36,000,000
Natixis SA/New York, NY FRN (France)	2.830	12/11/20	51,250,000	51,250,000
Nordea Bank ABP/New York, NY FRN	2.825	2/12/21	28,000,000	27,995,760
Nordea Bank ABP/New York, NY FRN	2.481	7/24/20	47,000,000	46,996,857
Skandinaviska Enskilda Banken AB/New York, NY FRN	2.498	7/20/20	47,000,000	47,001,066
Standard Chartered Bank/New York FRN	2.499	12/11/19	46,000,000	46,000,000
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	2.880	5/13/21	28,000,000	28,007,215
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	2.690	7/12/21	27,900,000	27,899,871
Svenska Handelsbanken/New York, NY FRN (Sweden)	2.719	4/1/20	14,750,000	14,784,958
Svenska Handelsbanken/New York, NY FRN (Sweden)	2.489	7/24/20	23,000,000	23,002,394
Swedbank AB/New York FRN	2.845	8/24/20	28,500,000	28,538,766
Total certificates of deposit (cost $459,048,634)				$459,288,344

		Maturity	Principal
ASSET-BACKED COMMERCIAL PAPER (0.7%)*	Yield (%)	date	amount	Value
Chariot Funding, LLC	2.588	2/5/20	$50,000,000	$50,013,748
Salisbury Receivables Co., LLC	2.815	9/5/19	48,000,000	47,890,656
Sheffield Receivables Co., LLC (United Kingdom)	2.753	12/13/19	20,620,000	20,442,926
Total asset-backed commercial paper (cost $118,283,502)				$118,347,330

Ultra Short Duration Income Fund 53

	Principal
REPURCHASE AGREEMENTS (0.5%)*	amount	Value
Interest in $50,000,000 tri-party term repurchase agreement dated
7/31/19 with BNP Paribas due 9/4/19 — maturity value of $50,093,333 for an effective yield of 2.590% (collateralized by various corporate bonds and notes with coupon rates ranging from 2.700% to 6.500% and due dates ranging
from 1/22/21 to perpetual maturity, valued at $52,503,778) Ŧ EG (France)	$50,000,000	$50,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated
7/31/19 with RBC Capital Markets, LLC due 9/4/19 — maturity value of
$25,059,063 for an effective yield of 2.620% (collateralized by various corporate bonds and notes with coupon rates ranging from 2.300% to 8.875% and due
dates ranging from 11/8/19 to 8/21/46, valued at $26,252,552) Ŧ EG (Canada)	25,000,000	25,000,000
Total repurchase agreements (cost $75,000,000)		$75,000,000

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (—%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (—%)
Government National Mortgage Association
Pass-Through Certificates 4.50%, 10/15/19	$71	$71
		71
U.S. Government Agency Mortgage Obligations (—%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 5.00%, with due dates from
11/1/19 to 5/1/21	3,758	3,775
Federal National Mortgage Association
Pass-Through Certificates
6.50%, 12/1/19	7	7
6.00%, with due dates from 9/1/19 to 5/1/23	6,626	6,817
5.50%, with due dates from 6/1/20 to 11/1/23	3,040	3,069
5.00%, 11/1/19	118	117
		13,785
Total U.S. government and agency mortgage obligations (cost $14,648)		$13,856

TOTAL INVESTMENTS
Total investments (cost $16,501,281,812)		$16,510,470,976

Key to holding’s abbreviations

BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only

54 Ultra Short Duration Income Fund

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2018 through July 31, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $16,448,918,361.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

Ŧ Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.

EG Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.

At the close of the reporting period, the fund maintained liquid assets totaling $21,999,747 to cover the settlement of certain securities.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	69.8%	Australia	2.4%
United Kingdom	7.1	Sweden	1.6
Canada	7.1	Norway	0.8
France	4.1	Switzerland	0.6
Netherlands	3.1	Other	0.9
Japan	2.5	Total	100.0%

Ultra Short Duration Income Fund 55

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$118,347,330	$—
Asset-backed securities	—	631,894,018	24,533,000
Certificates of deposit	—	459,288,344	—
Commercial paper	—	4,795,922,759	—
Corporate bonds and notes	—	8,997,196,937	—
Mortgage-backed securities	—	1,408,274,732	—
Repurchase agreements	—	75,000,000	—
U.S. government and agency mortgage obligations	—	13,856	—
Totals by level	$—	$16,485,937,976	$24,533,000

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

56 Ultra Short Duration Income Fund

Statement of assets and liabilities 7/31/19

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $16,501,281,812)	$16,510,470,976
Cash	249,406
Interest and other receivables	64,253,581
Receivable for shares of the fund sold	58,563,084
Receivable for investments sold	7,205,800
Receivable from Manager (Note 2)	895,397
Prepaid assets	583,380
Total assets	16,642,221,624

LIABILITIES
Payable for investments purchased	124,035,205
Payable for shares of the fund repurchased	62,380,547
Payable for custodian fees (Note 2)	93,233
Payable for investor servicing fees (Note 2)	1,698,459
Payable for Trustee compensation and expenses (Note 2)	289,237
Payable for administrative services (Note 2)	59,235
Payable for distribution fees (Note 2)	701,843
Distributions payable to shareholders	2,589,751
Other accrued expenses	1,455,753
Total liabilities	193,303,263

Net assets	$16,448,918,361

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$16,439,805,218
Total distributable earnings (Note 1)	9,113,143
Total — Representing net assets applicable to capital shares outstanding	$16,448,918,361

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value, offering price and redemption price per class A share
($8,257,741,426 divided by 821,633,567 shares)	$10.05
Net asset value and offering price per class B share ($68,330 divided by 6,807 shares)*	$10.04
Net asset value and offering price per class C share ($19,753,651 divided by 1,967,825 shares)*	$10.04
Net asset value, offering price and redemption price per class M share
($2,780,055 divided by 276,827 shares)	$10.04
Net asset value and redemption price per class N share ($13,070,415 divided by 1,301,707 shares) $10.04
Offering price per class N share (100/98.50 of $10.04)**	$10.19
Net asset value, offering price and redemption price per class R share
($5,410,502 divided by 538,999 shares)	$10.04
Net asset value, offering price and redemption price per class R6 share
($97,971,226 divided by 9,734,541 shares)	$10.06
Net asset value, offering price and redemption price per class Y share
($8,052,122,756 divided by 800,349,910 shares)	$10.06

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

** On single retail sales of less than $50,000. On sales of more than $50,000 the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Ultra Short Duration Income Fund 57

Statement of operations Year ended 7/31/19

INVESTMENT INCOME
Interest (including interest income of $231,361 from investments in affiliated issuers) (Note 5)	$421,058,015
Total investment income	421,058,015

EXPENSES
Compensation of Manager (Note 2)	49,455,601
Investor servicing fees (Note 2)	9,181,849
Custodian fees (Note 2)	152,485
Trustee compensation and expenses (Note 2)	649,250
Distribution fees (Note 2)	7,424,320
Administrative services (Note 2)	453,387
Other	4,055,123
Fees waived and reimbursed by Manager (Note 2)	(19,842,661)
Total expenses	51,529,354
Expense reduction (Note 2)	(86,424)
Net expenses	51,442,930

Net investment income	369,615,085

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(357,640)
Total net realized loss	(357,640)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	4,408,262
Total change in net unrealized appreciation	4,408,262

Net gain on investments	4,050,622

Net increase in net assets resulting from operations	$373,665,707

The accompanying notes are an integral part of these financial statements.

58 Ultra Short Duration Income Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 7/31/19	Year ended 7/31/18
Operations
Net investment income	$369,615,085	$149,200,155
Net realized gain (loss) on investments	(357,640)	2,257,404
Change in net unrealized appreciation (depreciation)
of investments	4,408,262	(4,524,591)
Net increase in net assets resulting from operations	373,665,707	146,932,968
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(181,734,136)	(81,002,539)
Class B	(28,016)	(21,253)
Class C	(396,420)	(260,017)
Class M	(69,665)	(72,602)
Class N	(109,148)	—
Class R	(109,618)	(69,784)
Class R6	(2,099,463)	(62,516)
Class Y	(184,660,746)	(67,585,482)
Net realized short-term gain on investments
Class A	(562,512)	(498,476)
Class B	(161)	(187)
Class C	(1,621)	(2,843)
Class M	(209)	(562)
Class N	(153)	—
Class R	(396)	(619)
Class R6	(7,713)	(455)
Class Y	(608,997)	(374,312)
From net realized long-term gain on investments
Class A	(562,512)	(498,476)
Class B	(161)	(187)
Class C	(1,621)	(2,843)
Class M	(209)	(562)
Class N	(153)	—
Class R	(396)	(619)
Class R6	(7,713)	(455)
Class Y	(608,997)	(374,312)
Increase from capital share transactions (Note 4)	5,463,132,016	4,178,159,712
Total increase in net assets	5,465,226,987	4,174,263,579

NET ASSETS
Beginning of year	10,983,691,374	6,809,427,795
End of year (Note 1)	$16,448,918,361	$10,983,691,374

The accompanying notes are an integral part of these financial statements.

Ultra Short Duration Income Fund 59

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized		From						of expenses	investment
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)
Class A
July 31, 2019	$10.05	.25	—[e]	.25	(.25)	—[e]	(.25)	$10.05	2.53	$8,257,741.40		2.50	27
July 31, 2018	10.06	.17	(.01)	.16	(.17)	—[e]	(.17)	10.05	1.61	6,002,162.40		1.71	36
July 31, 2017	10.04	.10	.02	.12	(.10)	—	(.10)	10.06	1.17	3,843,494.40		.99	45
July 31, 2016	10.03	.06	.01	.07	(.06)	—[e]	(.06)	10.04	.76	1,926,055.40		.65	51
July 31, 2015	10.06	.04	(.02)	.02	(.04)	(.01)	(.05)	10.03	.20	1,411,923.40		.41	46
Class B
July 31, 2019	$10.04	.21	—[e]	.21	(.21)	—[e]	(.21)	$10.04	2.13	$68.80		2.10	27
July 31, 2018	10.04	.13	—[e]	.13	(.13)	—[e]	(.13)	10.04	1.31	1,529.80		1.27	36
July 31, 2017	10.02	.06	.02	.08	(.06)	—	(.06)	10.04	.76	1,751.80		.55	45
July 31, 2016	10.02	.02	—[e]	.02	(.02)	—[e]	(.02)	10.02	.26	2,042	.80[f]	.27[f]	51
July 31, 2015	10.05	—[e]	(.02)	(.02)	—[e]	(.01)	(.01)	10.02	(.18)	1,091	.79[f]	.02[f]	46
Class C
July 31, 2019	$10.04	.21	—[e]	.21	(.21)	—[e]	(.21)	$10.04	2.13	$19,754.80		2.10	27
July 31, 2018	10.04	.13	—[e]	.13	(.13)	—[e]	(.13)	10.04	1.31	15,434.80		1.21	36
July 31, 2017	10.02	.06	.02	.08	(.06)	—	(.06)	10.04	.76	24,162.80		.57	45
July 31, 2016	10.02	.02	—[e]	.02	(.02)	—[e]	(.02)	10.02	.26	17,590	.80[f]	.28[f]	51
July 31, 2015	10.05	—[e]	(.02)	(.02)	—[e]	(.01)	(.01)	10.02	(.18)	9,622	.79[f]	.02[f]	46
Class M
July 31, 2019	$10.04	.24	—[e]	.24	(.24)	—[e]	(.24)	$10.04	2.48	$2,780.45		2.42	27
July 31, 2018	10.05	.16	(.01)	.15	(.16)	—[e]	(.16)	10.04	1.56	3,343.45		1.54	36
July 31, 2017	10.03	.09	.02	.11	(.09)	—	(.09)	10.05	1.12	6,912.45		.90	45
July 31, 2016	10.02	.06	.01	.07	(.06)	—[e]	(.06)	10.03	.71	10,323.45		.61	51
July 31, 2015	10.05	.04	(.02)	.02	(.04)	(.01)	(.05)	10.02	.15	6,913.45		.36	46
Class N
July 31, 2019†	$10.03	.18	.01	.19	(.18)	—[e]	(.18)	$10.04	1.94*	$13,070	.42*	1.81*	27
Class R
July 31, 2019	$10.04	.21	—[e]	.21	(.21)	—[e]	(.21)	$10.04	2.13	$5,411.80		2.09	27
July 31, 2018	10.05	.13	(.01)	.12	(.13)	—[e]	(.13)	10.04	1.21	5,019.80		1.26	36
July 31, 2017	10.02	.06	.03	.09	(.06)	—	(.06)	10.05	.86	4,178.80		.58	45
July 31, 2016	10.02	.02	—[e]	.02	(.02)	—[e]	(.02)	10.02	.26	2,393	.79[f]	.26[f]	51
July 31, 2015	10.05	—[e]	(.02)	(.02)	—[e]	(.01)	(.01)	10.02	(.18)	2,131	.79[f]	.03[f]	46
Class R6
July 31, 2019	$10.06	.26	—[e]	.26	(.26)	—[e]	(.26)	$10.06	2.64	$97,971.29		2.68	27
July 31, 2018	10.07	.18	(.01)	.17	(.18)	—[e]	(.18)	10.06	1.72	3,680.29		1.75	36
July 31, 2017	10.05	.11	.02	.13	(.11)	—	(.11)	10.07	1.27	3,151.29		1.08	45
July 31, 2016	10.04	.07	.01	.08	(.07)	—[e]	(.07)	10.05	.87	2,270.29		.79	51
July 31, 2015	10.07	.05	(.02)	.03	(.05)	(.01)	(.06)	10.04	.30	1,303.30		.50	46

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

60 Ultra Short Duration Income Fund	Ultra Short Duration Income Fund 61

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized		From						of expenses	investment
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)
Class Y
July 31, 2019	$10.06	.26	—[e]	.26	(.26)	—[e]	(.26)	$10.06	2.63	$8,052,123.30		2.61	27
July 31, 2018	10.07	.18	(.01)	.17	(.18)	—[e]	(.18)	10.06	1.71	4,952,524.30		1.82	36
July 31, 2017	10.05	.11	.02	.13	(.11)	—	(.11)	10.07	1.27	2,925,780.30		1.09	45
July 31, 2016	10.04	.07	.01	.08	(.07)	—[e]	(.07)	10.05	.86	1,381,082.30		.77	51
July 31, 2015	10.07	.05	(.02)	.03	(.05)	(.01)	(.06)	10.04	.30	663,319.30		.51	46

* Not annualized.

† For the period November 1, 2018 (commencement of operations) to January 31, 2019.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of net assets (Note 2):

	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
Class A	0.14%	0.14%	0.15%	0.15%	0.12%
Class B	0.14	0.14	0.15	0.15	0.12
Class C	0.14	0.14	0.15	0.15	0.12
Class M	0.14	0.14	0.15	0.15	0.12
Class N	0.10	N/A	N/A	N/A	N/A
Class R	0.14	0.14	0.15	0.15	0.12
Class R6	0.14	0.14	0.15	0.15	0.13
Class Y	0.14	0.14	0.15	0.15	0.12

e Amount represents less than $0.01 per share.

f Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields for the fund. As a result of such waivers, the expenses reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	7/31/16	7/31/15
Class B	—%‡	0.01%
Class C	—‡	0.01
Class R	0.01	0.01

‡ Amount represents less than 0.01% per share.

The accompanying notes are an integral part of these financial statements.
62 Ultra Short Duration Income Fund		Ultra Short Duration Income Fund 63

Notes to financial statements 7/31/19

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from August 1, 2018 through July 31, 2019.

Putnam Ultra Short Duration Income Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Prior to June 1, 2019, the fund was known as Putnam Short Duration Income Fund. The goal of the fund is to seek as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests in a diversified portfolio of fixed income securities comprised of short duration, investment-grade money market and other fixed income securities. The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage- and asset backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and other money market instruments. The fund may also invest in U.S.-dollar denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed three and one-half years. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B (only in exchange for class B shares of another Putnam fund), class C, class M, class N, class R, class R6 and class Y shares. The fund began offering class N shares on November 1, 2018. Class A, B, C, M, R, R6, and Y share classes are sold without a front-end sales charge. Class N shares are sold with an initial sales charge of up to 1.50%. Class A, class M, class N, class R, class R6 and class Y shares also are generally not subject to a contingent deferred sales charge. Class B shares of the fund acquired prior to May 8, 2019 converted automatically to class A shares effective May 8, 2019. Class B shares of the fund acquired on or after May 8, 2019 will convert automatically to class A shares eight years after the original purchase date and are subject to a contingent deferred sales charge on certain redemptions. Class C shares obtained in an exchange for class C shares of another Putnam fund, are subject to a one-year 1.00% contingent deferred sales charge on certain redemptions and generally convert to class A shares after approximately ten years. Class R shares are not available to all investors. The expenses for class A, class B, class C, class M, class N and class R shares may differ based on each class’ distribution fee, which is identified in Note 2. Class R6 and class Y shares are generally subject to the same expenses as class A, class B, class C, class M, class N and class R shares, but do not bear a distribution fee. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

64 Ultra Short Duration Income Fund

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal

Ultra Short Duration Income Fund 65

to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $78,756,330 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At July 31, 2019, the fund had a capital loss carryover of $349,691 available to the extent allowed by the Code to offset future net capital gain, if any. For any carryover, the amount of the carryover and that carryover’s expiration date is:

66 Ultra Short Duration Income Fund

	Loss carryover
Short-term	Long-term	Total	Expiration
$—	$349,691	$349,691	*

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. For the reporting period, there were no material temporary or permanent differences. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $314,910 to decrease undistributed net investment income and $314,910 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$21,553,283
Unrealized depreciation	(12,375,581)
Net unrealized appreciation	9,177,702
Undistributed ordinary income	2,874,880
Capital loss carryforward	(349,691)
Cost for federal income tax purposes	$16,501,293,274

For the fiscal year ended July 31, 2018, the fund had undistributed net investment income of $192,166.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.500%	of the first $5 billion,	0.300%	of the next $50 billion,
0.450%	of the next $5 billion,	0.280%	of the next $50 billion,
0.400%	of the next $10 billion,	0.270%	of the next $100 billion and
0.350%	of the next $10 billion,	0.265%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.341% of the fund’s average net assets.

Ultra Short Duration Income Fund 67

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through November 30, 2020, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.24% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $19,842,661 as a result of this limit.

Putnam Management has also contractually agreed, through November 30, 2020, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class N, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$4,613,463	Class R	3,316
Class B	847	Class R6	39,539
Class C	11,945	Class Y	4,508,062
Class M	1,818	Total	$9,181,849
Class N	2,859

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $86,424 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $11,108, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

68 Ultra Short Duration Income Fund

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.10%	$7,281,609
Class B	0.75%	0.50%	6,687
Class C	1.00%	0.50%	94,336
Class M	1.00%	0.15%	4,308
Class N	1.00%	0.25%	11,222
Class R	1.00%	0.50%	26,158
Total			$7,424,320

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $1,115 and $87, respectively, in contingent deferred sales charges from redemptions of class B and class C shares purchased by exchange from another Putnam fund.

A deferred sales charge of up to 1.00% for class A shares may be assessed on certain redemptions. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies in contingent deferred sales charges from redemptions of class A shares purchased by exchange from another Putnam fund.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$6,387,037,981	$2,088,346,474
U.S. government securities (Long-term)	—	—
Total	$6,387,037,981	$2,088,346,474

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Ultra Short Duration Income Fund 69

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	800,920,769	$8,044,029,311	654,259,217	$6,577,684,423
Shares issued in connection with
reinvestment of distributions	18,094,524	181,725,760	8,024,067	80,665,550
	819,015,293	8,225,755,071	662,283,284	6,658,349,973
Shares repurchased	(594,531,753)	(5,970,651,434)	(447,341,324)	(4,497,419,996)
Net increase	224,483,540	$2,255,103,637	214,941,960	$2,160,929,977

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	146,557	$1,468,785	58,036	$582,754
Shares issued in connection with
reinvestment of distributions	2,710	27,176	2,071	20,795
	149,267	1,495,961	60,107	603,549
Shares repurchased	(294,762)	(2,957,841)	(82,112)	(824,357)
Net decrease	(145,495)	$(1,461,880)	(22,005)	$(220,808)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	2,229,455	$22,362,659	1,779,222	$17,863,479
Shares issued in connection with
reinvestment of distributions	38,932	390,529	25,006	251,045
	2,268,387	22,753,188	1,804,228	18,114,524
Shares repurchased	(1,838,036)	(18,434,080)	(2,672,392)	(26,820,313)
Net increase (decrease)	430,351	$4,319,108	(868,164)	$(8,705,789)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	68,826	$690,672	118,295	$1,188,438
Shares issued in connection with
reinvestment of distributions	6,971	69,955	6,973	70,039
	75,797	760,627	125,268	1,258,477
Shares repurchased	(131,858)	(1,322,999)	(480,263)	(4,824,339)
Net decrease	(56,061)	$(562,372)	(354,995)	$(3,565,862)

70 Ultra Short Duration Income Fund

	FOR THE PERIOD 11/1/18 (COMMENCEMENT OF OPERATIONS) TO 7/31/19
Class N		Shares		Amount
Shares sold		1,684,013		$16,891,306
Shares issued in connection with
reinvestment of distributions		10,935		109,454
		1,694,948		17,000,760
Shares repurchased		(393,241)		(3,942,434)
Net increase (decrease)		1,301,707		$13,058,326

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	336,461	$3,375,998	464,912	$4,668,665
Shares issued in connection with
reinvestment of distributions	10,498	105,312	6,782	68,091
	346,959	3,481,310	471,694	4,736,756
Shares repurchased	(307,873)	(3,090,181)	(387,753)	(3,894,255)
Net increase	39,086	$391,129	83,941	$842,501

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	13,304,029	$133,789,831	364,683	$3,671,464
Shares issued in connection with
reinvestment of distributions	210,397	2,115,341	6,322	63,426
	13,514,426	135,905,172	371,005	3,734,890
Shares repurchased	(4,145,528)	(41,684,041)	(318,256)	(3,204,488)
Net increase	9,368,898	$94,221,131	52,749	$530,402

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,018,182,624	$10,234,529,072	613,897,405	$6,177,899,467
Shares issued in connection with
reinvestment of distributions	15,668,119	157,507,159	5,590,520	56,256,927
	1,033,850,743	10,392,036,231	619,487,925	6,234,156,394
Shares repurchased	(725,729,961)	(7,293,973,294)	(417,920,661)	(4,205,807,103)
Net increase	308,120,782	$3,098,062,937	201,567,264	$2,028,349,291

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class B	1,040	15.28%	$10,442
Class N	1,015	0.08	10,191

Ultra Short Duration Income Fund 71

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/18	cost	proceeds	income	of 7/31/19
Short-term investments
Putnam Short Term
Investment Fund**	$—	$697,659,737	$697,659,737	$231,361	$—
Total Short-term
investments	$—	$697,659,737	$697,659,737	$231,361	$—

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

72 Ultra Short Duration Income Fund

Note 7: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	BNP Paribas	RBC Capital Markets, LLC	Total
Assets:
Repurchase agreements**	$50,000,000	$25,000,000	$75,000,000
Total Assets	$50,000,000	$25,000,000	$75,000,000
Liabilities:
Total Liabilities	$—	$—	$—
Total Financial and Derivative Net Assets	$50,000,000	$25,000,000	$75,000,000
Total collateral received (pledged)†##	$50,000,000	$25,000,000
Net amount	$—	$—
Controlled collateral received (including TBA
commitments)**	$—	$—	$—
Uncontrolled collateral received	$52,503,778	$26,252,552	$78,756,330
Collateral (pledged) (including TBA commitments)**	$—	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Note 8: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Federal tax information (Unaudited)

The Form 1099 that will be mailed to you in January 2020 will show the tax status of all distributions paid to your account in calendar 2019.

Ultra Short Duration Income Fund 73

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed

Born 1952, Trustee since 2012

Principal occupations during past five years: Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Trustee of the Brookings Institution.

Other directorships: The Rohatyn Group, an emerging-market fund complex that manages money for institutions

Ravi Akhoury

Born 1947, Trustee since 2009

Principal occupations during past five years: Trustee of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.

Other directorships: English Helper, Inc., a private software company

Barbara M. Baumann

Born 1955, Trustee since 2010

Principal occupations during past five years: President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Treasurer of the Board and Chair of the Finance Committee, The Denver Foundation. Member of the Finance Committee, the Children's Hospital of Colorado. Senior Advisor to First Reserve, an energy and private equity firm.

Other directorships: Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, an independent natural gas and oil exploration and production company

Katinka Domotorffy

Born 1975, Trustee since 2012

Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.

Other directorships: Great Lakes Science Center; College Now Greater Cleveland

Catharine Bond Hill

Born 1954, Trustee since 2017

Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, served as the 10th President of Vassar College. Prior to 2006, was Provost of Williams College.

Other directorships: Director of Yale-NUS College; Alumni Fellow to the Yale Corporation

Dr. Paul L. Joskow

Born 1947, Trustee since 1997

Principal occupations during past five years: Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Head of the MIT Department of Economics from 1994 to 1998 and Director of the MIT Center for Energy and Environmental Policy Research from 1999 through 2007. From 2008 to 2017, President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education issues related to science, technology, and economic performance.

Other directorships: Yale University; Exelon Corporation, an energy company focused on power services; Member Emeritus of the Board of Advisors of the Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services

74 Ultra Short Duration Income Fund

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of July 31, 2019, there were 91 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Ultra Short Duration Income Fund 75

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Robert T. Burns (Born 1961)	Richard T. Kircher (Born 1962)
Vice President and Chief Legal Officer	Vice President and BSA Compliance Officer
Since 2011	Since 2019
General Counsel, Putnam Investments,	Assistant Director, Operational Compliance, Putnam
Putnam Management, and Putnam Retail Management	Investments and Putnam Retail Management

James F. Clark (Born 1974)	Susan G. Malloy (Born 1957)
Vice President and Chief Compliance Officer	Vice President and Assistant Treasurer
Since 2016	Since 2007
Chief Compliance Officer and Chief Risk Officer,	Head of Accounting and Middle Office Services,
Putnam Investments and Chief Compliance Officer,	Putnam Investments and Putnam Management
Putnam Management
Denere P. Poulack (Born 1968)
Nancy E. Florek (Born 1957)	Assistant Vice President, Assistant Clerk,
Vice President, Director of Proxy Voting and Corporate	and Assistant Treasurer
Governance, Assistant Clerk, and Assistant Treasurer	Since 2004
Since 2000
Janet C. Smith (Born 1965)
Michael J. Higgins (Born 1976)	Vice President, Principal Financial Officer, Principal
Vice President, Treasurer, and Clerk	Accounting Officer, and Assistant Treasurer
Since 2010	Since 2007
Head of Fund Administration Services,
Jonathan S. Horwitz (Born 1955)	Putnam Investments and Putnam Management
Executive Vice President, Principal Executive Officer,
and Compliance Liaison	Mark C. Trenchard (Born 1962)
Since 2004	Vice President
Since 2002
Director of Operational Compliance, Putnam
Investments and Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

76 Ultra Short Duration Income Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	Robert E. Patterson
London, England SW1A 1ER	George Putnam, III	Richard T. Kircher
	Robert L. Reynolds	Vice President and BSA
Marketing Services	Manoj P. Singh	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
Independent Registered Public	Officer, and Chief Risk Officer	Principal Financial Officer,
Accounting Firm		Principal Accounting Officer,
KPMG LLP	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

This report is for the information of shareholders of Putnam Ultra Short Duration Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

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AN736 317875 9/19

Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In February 2018, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Prohibition of investing in public coin offerings or token offerings, (ii) Removal of monetary fines as available sanctions for violations of the Code of Ethics, and (iii) Expanded definition of “Immediate Family Member”.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

July 31, 2019	$98,590	$ —	$4,805	$ —
July 31, 2018	$84,300	$ —	$4,710	$ —

For the fiscal years ended July 31, 2019 and July 31, 2018, the fund's independent auditor billed aggregate non-audit fees in the amounts of $4,805 and $4,710 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

July 31, 2019	$ —	$ —	$ —	$ —
July 31, 2018	$ —	$ —	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: September 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: September 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: September 26, 2019